                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-3706
                                   ---------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                   -----------------------------

Date of fiscal year end:         08-31
                         -------------------------------------------------------

Date of reporting period:        08-31-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report

August 31, 2006

[photo of fall scene]

California Tax-Free Money Market Fund
California Limited-Term Tax-Free Fund
California Tax-Free Bond Fund
California Long-Term Tax-Free Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the annual report for the American Century
California Tax-Free Money Market, California Limited-Term Tax-Free, California
Tax-Free Bond and California Long-Term Tax-Free funds for the year ended August
31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site,
americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and  other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's strategic collaboration with Lance
Armstrong and the Lance Armstrong Foundation (LAF). Our campaign, featuring
Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the  Web and click on the links to related sites.

Besides this exciting collaboration, we've enjoyed other good news--in January,
American Century was named, for the seventh consecutive year, one of Fortune magazine's 100 Best Companies to Work For in America. Fostering a positive work environment can benefit fund investors as well as our company--it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Table of Contents

Market Perspectiv . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA LIMITED-TERM TAX-FREE

CALIFORNIA TAX-FREE BOND

CALIFORNIA LONG-TERM TAX-FREE

FINANCIAL STATEMENTS

OTHER INFORMATION
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 54
Approval of Management Agreements for California
Tax-Free Money Market, California Limited-Term Tax-Free,

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

REACHING AN INFLECTION POINT

The 12 months ended August 31, 2006, provided two economic growth spurts, an inflation scare, and the elevation of short-term interest rates to levels unseen since the U.S. economy sputtered in 2001. Comparisons with 2001 hold some merit--while the Wall Street consensus does not predict a downturn of the magnitude of what happened five years ago, our 12-month reporting period concluded with economic growth and interest rates teetering toward possible declines in the next 12 months.

After two years of steady, mostly predictable, short-term interest rate hikes by the Federal Reserve (the Fed) to harness inflation as the economy grew, the Fed finally paused on August 8, 2006. We believe the Fed halted to assess the impact of its 17 increases (which pushed its overnight rate target to a five-year high of 5.25%) and to try to avoid repeating the mistake it had made in previous cycles of pushing rates too high, tipping the economy into "hard landings."

INFLATION REMAINED A THREAT

Rising inflation complicated matters for the Fed--the 12-month percentage change in the U.S. Labor Department's core consumer price index for August 2006 was
2.8%, the highest rate since November 2001. Some, including a voting member of the Fed's interest rate policy committee, believed inflation at this level warranted continued interest rate hikes. But the consensus forecasted instead that the largely energy price-driven inflation threat would diminish as economic growth declined. Indeed, inflation appeared to moderate at the end of the reporting period as economic growth eased and energy prices fell.

CHALLENGING CONDITIONS FOR BONDS

Higher inflation and rising interest rates during much of the 12-month reporting period caused price declines for most U.S. bonds. Generally speaking, however, coupon returns offset price depreciation, resulting in modestly positive total returns for the period. Longer-term taxable investment-grade securities, which posted negative returns, were a notable exception. On the other hand, economic growth and strong demand boosted high-yield and municipal sector returns, while the Fed's seven rate hikes during the 12 months increased the yields and appeal of money market securities.

U.S. FIXED-INCOME TOTAL RETURNS
For the 12 months ended August 31, 2006
--------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL MARKET INDICES
--------------------------------------------------------------------------------
Municipal Bond                                                3.03%
--------------------------------------------------------------------------------
3-Year Municipal Bond                                         2.27%
--------------------------------------------------------------------------------
5-Year General Obligation (GO)                                2.32%
--------------------------------------------------------------------------------
Long-Term Municipal Bond (22+ years)                          4.08%
--------------------------------------------------------------------------------
Non-Investment-Grade (High-Yield)                             8.26%
--------------------------------------------------------------------------------
TAXABLE MARKET RETURNS
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                          1.71%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury Index                           0.79%
--------------------------------------------------------------------------------
3-Month Treasury Bill                                         4.37%
--------------------------------------------------------------------------------
10-Year Treasury Note                                        -2.09%
--------------------------------------------------------------------------------

------

California Tax-Free Money Market - Performance

TOTAL RETURNS AS OF AUGUST 31, 2006
                                    -------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET              2.70%      1.36%      2.16%      3.14%        11/9/83
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
TAX-EXEMPT MONEY
MARKET FUNDS
AVERAGE RETURNS(1)        2.58%      1.23%      2.04%      3.25%(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/06(1)        22 of 64   15 of 53    7 of 36    2 of 2(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/06(1)        22 of 64   17 of 56    7 of 36    2 of 2(2)       --
--------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. ©2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 11/30/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------

California Tax-Free Money Market - Portfolio Commentary

PORTFOLIO MANAGER: TODD PARDULA

PERFORMANCE SUMMARY

California Tax-Free Money Market returned 2.70% for the 12 months ended August
31, 2006, outperforming the 2.58% average return of the 64 funds in Lipper's
"California Tax-Exempt Money Market Funds" category. The performance data on page 3 show that the fund has generally outpaced its Lipper group average over the long term, ranking in the top 29% of the group for the five-year period ended August 31, 2006, and in the top 20% for the 10-year period ended August
31. California Tax-Free Money Market has offered very competitive returns without investing in securities that are subject to the Alternative Minimum Tax
(AMT), unlike many of its Lipper peers.

MARKET PERSPECTIVE

As the Federal Reserve (the Fed) pushed short-term U.S. interest rates up 1.75 percentage points over the course of the year, money market yields rose accordingly. Municipal money market yields also displayed their typical seasonal fluctuations. Yields spiked in late December 2005 when money market supply increased as dealers tried to clear their inventory before year end. But yields fell again in early January as bond maturities and calls boosted demand for money market securities. A similar cycle played out in April and May of 2006, as investors withdrew funds from their money market accounts to pay taxes, causing demand for money markets to plummet and yields to spike.

In June, the anticipation of a significant volume of bond maturities and calls led to falling yields early in the month. But when the proceeds from those maturities and calls failed to enter the short end of the muni market to the extent that was expected and crossover buyers--such as corporations-- exited the market, short muni yields jumped to their highest levels of the one-year period.

PORTFOLIO POSITIONING & STRATEGY

California Tax-Free Money Market's weighted average maturity (WAM) fell throughout much of the period until June, when the majority of one-year notes are issued in California. We took advantage of note season to extend the WAM by participating in several note deals, primarily the Los Angeles City Tax and
Revenue Anticipation Notes (TRANs). These purchases pushed the WAM up to 36 days. By the end of August, California Tax-Free Money Market's WAM was 32 days, about a week longer than the average WAM of its peers.

YIELDS AS OF AUGUST 31, 2006
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                       3.01%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                       3.06%
--------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     4.43%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     4.61%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     4.95%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     5.11%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Tax-Free Money Market - Portfolio Commentary

The portfolio's seven-day current yield rose from 1.98% to 3.01% during the period, with some seasonal fluctuations along the way as described in the Market
Perspective section on the previous page. The portfolio's yield hit a high of
3.43% at the end of June when muni yields peaked, then fell back to more normal levels in July, finishing the period at 3.01% on August 31. Most of the portfolio's holdings remained in variable rate demand notes (VRDNs), short-term, floating-rate municipal notes, which allowed the portfolio to capture higher yields more quickly as interest rates rose. VRDNs made up 90.7% of the portfolio at the end of August 2006.

HOW THE FUND FITS IN A DIVERSIFIED INVESTMENT STRATEGY

California Tax-Free Money Market is designed to supply the "cash" component in a diversified investment portfolio, offering capital preservation and liquidity.
California Tax-Free Money Market provides current income that is exempt from federal and California state income taxes, investing in high-quality, very short-term debt securities issued by cities, counties, and other municipalities.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/06               2/28/06
--------------------------------------------------------------------------------
A-1+                                         67%                   74%
--------------------------------------------------------------------------------
A-1                                          33%                   26%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/06               2/28/06
--------------------------------------------------------------------------------
1-30 days                                    91%                   96%
--------------------------------------------------------------------------------
31-90 days                                    --                    --
--------------------------------------------------------------------------------
91-180 days                                   1%                    4%
--------------------------------------------------------------------------------
More than 180 days                            8%                    --
--------------------------------------------------------------------------------

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 99.3%

CALIFORNIA -- 99.3%
--------------------------------------------------------------------------------
      $ 8,580,628  ABN AMRO Leasetops
                   Certificates Trust Rev., Series
                   2003-1, VRDN, 3.59%, 9/6/06
                   (Ambac) (SBBPA: ABN AMRO
                   Bank N.V.) (Acquired 1/29/03,
                   Cost $8,580,628)(1)                             $  8,580,628
--------------------------------------------------------------------------------
        5,000,000  ABN AMRO Munitops
                   Certificate Trust GO, VRDN,
                   3.69%, 6/14/07 (CIFG-TCRS)
                   (SBBPA: ABN AMRO Bank N.V.)                        5,000,000
--------------------------------------------------------------------------------
        6,000,000  ABN AMRO Munitops
                   Certificate Trust Rev., Series
                   2003-17, VRDN, 3.44%,
                   9/7/06 (MBIA) (SBBPA: ABN
                   AMRO Bank N.V.)                                    6,000,000
--------------------------------------------------------------------------------
        5,000,000  ABN AMRO Munitops
                   Certificate Trust Rev., Series
                   2005-32, VRDN, 3.44%,
                   9/7/06 (Ambac) (SBBPA: ABN
                   AMRO Bank N.V.) (Acquired
                   8/16/05, Cost $5,000,000)(1)                       5,000,000
--------------------------------------------------------------------------------
        5,000,000  ABN AMRO Munitops
                   Certificate Trust Rev., Series
                   2006-11, VRDN, 3.44%,
                   9/7/06 (MBIA) (SBBPA: ABN
                   AMRO Bank N.V.) (Acquired
                   3/28/06, Cost $5,000,000)(1)                       5,000,000
--------------------------------------------------------------------------------
        4,000,000  ABN AMRO Munitops
                   Certificate Trust Rev., Series
                   2006-19, VRDN, 3.44%,
                   9/7/06 (MBIA) (SBBPA: ABN
                   AMRO Bank N.V.) (Acquired
                   5/5/06, Cost $4,000,000)(1)                        4,000,000
--------------------------------------------------------------------------------
        1,685,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1997 D, VRDN, 3.37%, 9/7/06
                   (LOC: Bank of Nova Scotia)                         1,685,000
--------------------------------------------------------------------------------
        2,550,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1999 G, (Capital Improvements
                   Financing Projects), VRDN,
                   3.39%, 9/7/06 (Ambac)
                   (SBBPA: Dexia Credit Local)                        2,550,000
--------------------------------------------------------------------------------
        4,310,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1999 H, (Capital Improvements
                   Financing Projects), VRDN,
                   3.39%, 9/7/06 (Ambac)
                   (SBBPA: Dexia Credit Local)                        4,310,000
--------------------------------------------------------------------------------
          635,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   2000 I, VRDN, 3.29%, 9/7/06
                   (Ambac) (SBBPA: KBC Bank
                   N.V.)                                                635,000
--------------------------------------------------------------------------------
        4,605,000  Apple Valley COP, (Public
                   Facilities Financing), VRDN,
                   3.41%, 9/7/06 (LOC: California
                   State Teacher's Retirement)                        4,605,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 7,220,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Lucile Salter Packard
                   Children's Hospital at
                   Stanford), VRDN, 3.45%,
                   9/6/06 (Ambac) (SBBPA:
                   Bayerische Landesbank)                          $  7,220,000
--------------------------------------------------------------------------------
        2,945,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Institute Defense Analyses),
                   VRDN, 3.40%, 9/7/06 (Ambac)
                   (SBBPA: Wachovia Bank N.A.)                        2,945,000
--------------------------------------------------------------------------------
        5,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (The Thacher School), VRDN,
                   3.42%, 9/7/06 (SBBPA:
                   Keybank, N.A.)                                     5,000,000
--------------------------------------------------------------------------------
        2,925,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2002 A, (Hamilin
                   School), VRDN, 3.33%, 9/7/06
                   (LOC: BNP Paribas)                                 2,925,000
--------------------------------------------------------------------------------
        5,000,000  Auburn Union School District
                   COP, VRDN, 3.40%, 9/7/06
                   (FSA) (SBBPA: Dexia Credit
                   Local)                                             5,000,000
--------------------------------------------------------------------------------
        2,300,000  Barstow Multifamily Housing
                   Rev., (Desert Vista
                   Apartments), VRDN, 3.30%,
                   9/6/06 (LOC: FHLB)                                 2,300,000
--------------------------------------------------------------------------------
        7,500,000  California Community College
                   Financing Auth. GO, Series
                   2006 A, 4.50%, 6/29/07 (FSA)                       7,552,529
--------------------------------------------------------------------------------
        3,295,000  California Department of Water
                   Resources & Power Supply
                   Rev., (PT 748), VRDN, 3.47%,
                   9/7/06 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/27/03, Cost
                   $3,295,000)(1)                                     3,295,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2002 C16, VRDN,
                   3.36%, 9/7/06 (LOC: Bank of
                   New York)                                          6,000,000
--------------------------------------------------------------------------------
        3,600,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2005 F5, VRDN,
                   3.48%, 9/1/06 (LOC: Citibank
                   N.A.)                                              3,600,000
--------------------------------------------------------------------------------
        5,400,000  California Department of Water
                   Resources Rev., Series
                   2002 B2, VRDN, 3.48%,
                   9/1/06 (LOC: BNP Paribas)                          5,400,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,600,000  California Department of Water
                   Resources Rev., Series
                   2002 B5, VRDN, 3.47%,
                   9/1/06 (LOC: Bayerische
                   Landesbank, Westdeutsche
                   Landesbank AG)                                  $  5,600,000
--------------------------------------------------------------------------------
        4,895,000  California Department of Water
                   Resources Rev., Series
                   2002 C7, VRDN, 3.27%,
                   9/7/06 (FSA) (SBBPA: Dexia
                   Credit Local)                                      4,895,000
--------------------------------------------------------------------------------
        2,700,000  California Economic
                   Development Financing Auth.
                   Rev., (Volk Enterprises Inc.),
                   VRDN, 3.32%, 9/7/06 (LOC:
                   JPMorgan Chase Bank)
                   (Acquired 3/8/04, Cost
                   $2,700,000)(1)                                     2,700,000
--------------------------------------------------------------------------------
        1,350,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   3.48%, 9/1/06 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                1,350,000
--------------------------------------------------------------------------------
          470,000  California Economic Recovery
                   Rev., Series 2004 C16, VRDN,
                   3.28%, 9/6/06 (FSA) (SBBPA:
                   Dexia Credit Local)                                  470,000
--------------------------------------------------------------------------------
        3,000,000  California Economic Recovery
                   Rev., Series 2004 C21, VRDN,
                   3.37%, 9/6/06 (XLCA)
                   (SBBPA: Dexia Credit Local)                        3,000,000
--------------------------------------------------------------------------------
        9,900,000  California Educational
                   Facilities Auth. Rev., (Chapman
                   University), VRDN, 3.35%,
                   9/6/06 (LOC: Allied Irish
                   Bank plc)                                          9,900,000
--------------------------------------------------------------------------------
          275,000  California Educational
                   Facilities Auth. Rev., (Mount
                   St. Mary's College), VRDN,
                   3.46%, 9/6/06 (LOC: Allied
                   Irish Bank plc)                                      275,000
--------------------------------------------------------------------------------
        3,660,000  California Educational
                   Facilities Auth. Rev., Series
                   2002 A, (Art Center Design
                   College), VRDN, 3.30%, 9/7/06
                   (LOC: Allied Irish Bank plc)                       3,660,000
--------------------------------------------------------------------------------
        8,005,000  California Educational
                   Facilities Auth. Rev., Series
                   2002 B, (Art Center Design
                   College), VRDN, 3.40%, 9/7/06
                   (LOC: Allied Irish Bank plc)                       8,005,000
--------------------------------------------------------------------------------
        5,000,000  California GO, (PA 1164),
                   VRDN, 3.46%, 9/7/06 (LOC:
                   Merrill Lynch Capital Services,
                   Inc.) (Acquired 7/10/03, Cost
                   $5,000,000)(1)                                     5,000,000
--------------------------------------------------------------------------------
        4,325,000  California GO, (PA 1357),
                   VRDN, 3.46%, 9/7/06 (LOC:
                   Merrill Lynch Capital
                   Services, Inc.)                                    4,325,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,195,000  California GO, (PT 2831),
                   VRDN, 3.43%, 9/7/06 (Ambac)
                   (SBBPA: Dexia Credit Local)
                   (Acquired 7/5/05-6/28/06,
                   Cost $3,195,000)(1)                             $  3,195,000
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2003 C3,
                   VRDN, 3.33%, 9/7/06 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., Bank of Nova Scotia)                         5,000,000
--------------------------------------------------------------------------------
        1,900,000  California GO, Series 2003 C4,
                   VRDN, 3.36%, 9/7/06 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., Bank of Nova Scotia)                         1,900,000
--------------------------------------------------------------------------------
       10,000,000  California GO, Series 2005 B1,
                   VRDN, 3.27%, 9/6/06 (LOC:
                   Bank of America N.A.)                             10,000,000
--------------------------------------------------------------------------------
        4,500,000  California Health Facilities
                   Financing Auth. Rev., Series
                   2006 C, (Kaiser Permanente),
                   VRDN, 3.32%, 9/6/06                                4,500,000
--------------------------------------------------------------------------------
       12,660,000  California Housing Finance
                   Agency Rev., Series 2001 F,
                   (Multifamily Housing III),
                   VRDN, 3.35%, 9/6/06
                   (SBBPA: FNMA)                                     12,660,000
--------------------------------------------------------------------------------
       11,100,000  California Housing Finance
                   Agency Rev., Series 2002 B,
                   (Multifamily Housing III),
                   VRDN, 3.32%, 9/7/06
                   (SBBPA: FNMA)                                     11,100,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Academy of Motion
                   Picture Arts and Sciences
                   Obligated Group), VRDN,
                   3.40%, 9/7/06 (Ambac)
                   (SBBPA: JPMorgan Chase
                   Bank)                                              4,000,000
--------------------------------------------------------------------------------
        4,600,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Humane Society),
                   VRDN, 3.43%, 9/7/06 (LOC:
                   Comerica Bank)                                     4,600,000
--------------------------------------------------------------------------------
        2,830,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Rural Community
                   Assistance), VRDN, 3.43%,
                   9/7/06 (LOC: Bank of the
                   West)                                              2,830,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2003 A, VRDN,
                   3.32%, 9/6/06 (LOC: Wells
                   Fargo Bank, N.A.)                                  4,000,000
--------------------------------------------------------------------------------
        5,465,000  California Public Works Board
                   Rev., Series 2001 (PA 814),
                   VRDN, 3.44%, 9/7/06 (MBIA)
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.) (Acquired
                   5/26/05, Cost $5,465,000)(1)                       5,465,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,000,000  California School Cash Reserve
                   Program Auth. Rev., Series
                   2006 A, 4.50%, 7/6/07                           $  4,032,606
--------------------------------------------------------------------------------
       19,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2004 M,
                   VRDN, 3.32%, 9/6/06                               19,500,000
--------------------------------------------------------------------------------
        4,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2006 A,
                   (National Center for
                   International Schools), VRDN,
                   3.36%, 9/7/06 (LOC: Allied
                   Irish Bank plc)                                    4,000,000
--------------------------------------------------------------------------------
        5,535,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., VRDN,
                   3.47%, 9/7/06 (LOC: Merrill
                   Lynch Capital Services, Inc.)
                   (Acquired 8/6/01-3/13/03,
                   Cost $5,535,000)(1)                                5,535,000
--------------------------------------------------------------------------------
        3,150,000  California Statewide Financing
                   Auth. Rev., VRDN, 3.47%,
                   9/7/06 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/17/05-1/12/06,
                   Cost $3,150,000)(1)                                3,150,000
--------------------------------------------------------------------------------
        1,900,000  City of Davis Special Tax Rev.,
                   (Community Facilities District
                   No. 1999-2), VRDN, 3.33%,
                   9/7/06 (LOC: Wells Fargo
                   Bank, N.A.)                                        1,900,000
--------------------------------------------------------------------------------
        3,675,000  City of Fremont COP, (Building
                   & Equipment Financing),
                   VRDN, 3.32%, 9/7/06 (LOC:
                   KBC Bank N.V.)                                     3,675,000
--------------------------------------------------------------------------------
        7,000,000  City of Los Angeles Rev.,
                   4.50%, 6/29/07                                     7,041,721
--------------------------------------------------------------------------------
        1,000,000  City of Novato Rev.,
                   (Nova-Ro III Senior Housing),
                   VRDN, 3.30%, 9/7/06 (LOC:
                   Bank of the West)                                  1,000,000
--------------------------------------------------------------------------------
       12,085,000  City of Reedley COP, VRDN,
                   3.39%, 9/7/06 (LOC: U.S.
                   Bank N.A.)                                        12,085,000
--------------------------------------------------------------------------------
        4,700,000  City of San Jose Rev., Series
                   1985 B, (Foxchase), VRDN,
                   3.38%, 9/7/06 (LOC: FNMA)                          4,700,000
--------------------------------------------------------------------------------
        5,995,000  City of Vallejo COP, Series
                   2001, (Golf Course Facilities
                   Financing), VRDN, 3.37%,
                   9/7/06 (LOC: Union Bank of
                   California N.A.)                                   5,995,000
--------------------------------------------------------------------------------
       26,195,000  City of Vallejo COP, VRDN,
                   3.37%, 9/7/06 (LOC: Union
                   Bank of California N.A.)                          26,194,999
--------------------------------------------------------------------------------
        6,000,000  City of Vallejo Rev., Series
                   2001 A, VRDN, 3.40%, 9/6/06
                   (LOC: JPMorgan Chase Bank)                         6,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 9,800,000  City of Whittier Rev., (Whittier
                   College), VRDN, 3.47%, 9/7/06
                   (RADIAN) (SBBPA: Bank of
                   New York)                                       $  9,800,000
--------------------------------------------------------------------------------
        7,000,000  Coachella Valley Unified
                   School District COP, VRDN,
                   3.42%, 9/7/06 (FSA) (SBBPA:
                   Dexia Credit Local)                                7,000,000
--------------------------------------------------------------------------------
        1,500,000  County of Ventura GO, 4.50%,
                   7/2/07                                             1,509,634
--------------------------------------------------------------------------------
        5,000,000  Delano COP, VRDN, (Delano
                   Regional Medical Center),
                   3.42%, 9/7/06 (LOC:
                   Comerica Bank)                                     5,000,000
--------------------------------------------------------------------------------
        3,800,000  Diamond Bar Public Financing
                   Auth. Lease Rev., Series
                   2002 A, (Community/Senior
                   Center), VRDN, 3.55%, 9/6/06
                   (LOC: Union Bank of
                   California N.A.)                                   3,800,000
--------------------------------------------------------------------------------
        1,100,000  East Bay Municipal Utility
                   District Rev., Series 2005 B2,
                   VRDN, 3.26%, 9/6/06 (XLCA)
                   (SBBPA: Dexia Credit Local)                        1,100,000
--------------------------------------------------------------------------------
        3,600,000  East Bay Municipal Utility
                   District - Wastewater System,
                   3.51%, 9/1/06 (SBBPA:
                   Westdeutsche Landesbank AG
                   and JPMorgan Chase Bank)
                   (Acquired 8/1/06, Cost
                   $3,600,000)(1)                                     3,600,000
--------------------------------------------------------------------------------
        6,200,000  El Monte COP, Series 2003 A,
                   (Community Improvement),
                   VRDN, 3.41%, 9/7/06 (LOC:
                   California State Teacher's
                   Retirement)                                        6,200,000
--------------------------------------------------------------------------------
        2,080,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (DB 195), VRDN, 3.47%,
                   9/7/06 (FGIC) (LIQ FAC:
                   Deutsche Bank A.G.)                                2,080,000
--------------------------------------------------------------------------------
        6,875,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1206), VRDN,
                   3.44%, 9/7/06 (LOC: Merrill
                   Lynch Capital Services, Inc.)                      6,875,000
--------------------------------------------------------------------------------
        3,530,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1236), VRDN,
                   3.47%, 9/7/06 (LOC: Merrill
                   Lynch Capital Services, Inc.)
                   (Acquired 1/15/04, Cost
                   $3,530,000)(1)                                     3,530,000
--------------------------------------------------------------------------------
        2,735,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1237), VRDN,
                   3.47%, 9/7/06 (LOC: Merrill
                   Lynch Capital Services, Inc.)                      2,735,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,865,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PT 2338), VRDN,
                   3.47%, 9/7/06 (LOC: Merrill
                   Lynch Capital Services, Inc.)
                   (Acquired 8/20/04-10/6/05,
                   Cost $2,865,000)(1)                             $  2,865,000
--------------------------------------------------------------------------------
        2,080,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PT 3572), VRDN,
                   3.47%, 9/7/06 (LOC: Merrill
                   Lynch Capital Services, Inc.)
                   (Acquired 8/17/06, Cost
                   $2,080,000)(1)                                     2,080,000
--------------------------------------------------------------------------------
       22,455,000  Inland Valley Development
                   Agency Tax Allocation Rev.,
                   VRDN, 3.40%, 9/6/06 (LOC:
                   California State Teacher's
                   Retirement)                                       22,455,000
--------------------------------------------------------------------------------
       12,918,218  Koch Certificates Trust Rev.,
                   Series 1999-2, VRDN, 3.46%,
                   9/7/06 (Ambac) (MBIA)
                   (SBBPA: State Street Bank &
                   Trust Co.) (Acquired 2/11/00-
                   12/2/04, Cost $12,918,218)(1)                     12,918,218
--------------------------------------------------------------------------------
        3,425,000  Long Beach Unified School
                   District COP, VRDN, 3.41%,
                   9/7/06 (Ambac) (SBBPA:
                   Dexia Credit Local)                                3,425,000
--------------------------------------------------------------------------------
        4,915,000  Los Angeles GO, (PT 1476),
                   VRDN, 3.44%, 9/7/06 (MBIA)
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.)                                    4,915,000
--------------------------------------------------------------------------------
        4,330,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1993 A, (Rialto
                   Heritage), VRDN, 3.39%,
                   9/7/06 (LOC: FHLB)                                 4,330,000
--------------------------------------------------------------------------------
        4,970,000  San Diego County COP,
                   (Friends of Chabad), VRDN,
                   3.40%, 9/7/06 (LOC:
                   Comerica Bank)                                     4,970,000
--------------------------------------------------------------------------------
       17,000,000  San Diego Unified School
                   District GO, Series 2006 A,
                   4.50%, 7/24/07                                    17,116,911
--------------------------------------------------------------------------------
        7,560,000  San Francisco City & County
                   Redevelopment Agency
                   Community Facilities District
                   No. 4 Rev., VRDN, 3.33%,
                   9/7/06 (LOC: Bank of
                   America N.A.)                                      7,560,000
--------------------------------------------------------------------------------
        2,100,000  San Francisco City & County
                   Redevelopment Agency Rev.,
                   (South Harbor), VRDN, 3.41%,
                   9/7/06 (LOC: Dexia Credit
                   Local)                                             2,100,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $26,055,000  San Mateo County Housing
                   Auth. Rev., VRDN, 3.49%,
                   9/7/06 (LOC: FHLMC)                             $ 26,055,000
--------------------------------------------------------------------------------
          595,000  Southern California Logistics
                   Airport Auth. Housing
                   Set-Aside Rev., (Southern
                   California Logistics Airport),
                   3.625%, 12/1/06 (XLCA)                               595,099
--------------------------------------------------------------------------------
        2,225,000  Southern California Logistics
                   Airport Auth. Tax Allocation
                   Rev., (Southern California
                   Logistics Airport), 3.625%,
                   12/1/06 (XLCA)                                     2,225,370
--------------------------------------------------------------------------------
        6,750,000  Temecula Public Financing
                   Auth. Community Facilities
                   District No. 1-2 Special Tax,
                   Series 2002 A, (Harveston),
                   VRDN, 3.33%, 9/7/06 (LOC:
                   Bank of America N.A.)                              6,750,000
--------------------------------------------------------------------------------
        1,200,000  Triunfo County Sanitation
                   District Rev., VRDN, 3.35%,
                   9/6/06 (LOC: BNP Paribas)                          1,200,000
--------------------------------------------------------------------------------
        2,975,000  Victor Valley Community
                   College District COP, VRDN,
                   3.42%, 9/7/06 (LOC: BNP
                   Paribas and Union Bank of
                   California N.A.)                                   2,975,000
--------------------------------------------------------------------------------
       14,000,000  Victorville Joint Powers
                   Finance Auth. Rev., Series
                   2005 A, (Cogeneration Facility),
                   VRDN, 3.41%, 9/6/06 (LOC:
                   Fortis Bank SA N.V.)                              14,000,000
--------------------------------------------------------------------------------
        8,400,000  Western Placer Unified School
                   District COP, VRDN, 3.35%,
                   9/7/06 (LOC: Bank of
                   America N.A.)                                      8,400,000
--------------------------------------------------------------------------------
        3,000,000  Westminister COP, Series
                   1998 A, (Civic Center), VRDN,
                   3.33%, 9/7/06 (Ambac)
                   (SBBPA: Wachovia Bank N.A.)                        3,000,000
--------------------------------------------------------------------------------
        1,500,000  Westminster Redevelopment
                   Agency Tax Allocation Rev.,
                   VRDN, 3.33%, 9/7/06 (Ambac)
                   (SBBPA: Landesbank
                   Hessen-Thuringen Girozentrale)                     1,500,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 99.3%                                                 526,507,715
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.7%                                  3,505,090
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $530,012,805
================================================================================

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2006

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

CIFG-TCRS = CDC IXIS Financial Guaranty North America --
            Transferable Custodial Receipts

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.

XLCA = XL Capital Ltd.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006, was
    $75,913,846, which represented 14.3% of total net assets. None of the restricted securities are considered to be illiquid.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2006
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                           1 YEAR     5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA
LIMITED-TERM
TAX-FREE                    2.68%      2.70%      3.88%     4.09%        6/1/92
--------------------------------------------------------------------------------
LEHMAN BROTHERS
3-YEAR MUNICIPAL
BOND INDEX(1)               2.27%      2.93%      4.16%     4.48%(2)       --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
SHORT-INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(1)          2.49%      2.73%      3.59%     4.15%(3)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/06(1)           7 of 18    6 of 11    1 of 6    2 of 2(3)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/06(1)           7 of 18    7 of 11    2 of 7    2 of 2(3)       --
--------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. ©2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 5/31/92, the date nearest the fund's inception for which data are available.

(3) Since 6/4/92, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Limited-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
------------------------------------------------------------------------------------------
                      1997   1998   1999   2000   2001   2002   2003   2004   2005   2006
------------------------------------------------------------------------------------------
California Limited-
Term Tax-Free         5.42%  5.40%  2.26%  5.44%  6.94%  4.91%  1.87%  2.75%  1.33%  2.68%
------------------------------------------------------------------------------------------
Lehman Brothers
3-Year Municipal
Bond Index            5.65%  5.76%  2.92%  4.72%  8.05%  5.71%  3.06%  2.83%  0.84%  2.27%
------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Limited-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: ALAN KRUSS

MR. KRUSS, VICE PRESIDENT AND PORTFOLIO MANAGER, JOINED AMERICAN CENTURY
INVESTMENTS IN 1997 AND BECAME A PORTFOLIO MANAGER IN 2001. IN APRIL 2006, MR.
KRUSS TOOK OVER CALIFORNIA LIMITED-TERM TAX-FREE'S TEAM-LEADER ROLE FROM ROBERT
MILLER, WHO REMAINS ON THE TEAM BUT NOW CONCENTRATES HIS DAY-TO-DAY EFFORTS ON
MANAGING OTHER MUNICIPAL PORTFOLIOS.

PERFORMANCE SUMMARY

California Limited-Term Tax-Free (Cal Limited-Term) returned 2.68% for the 12 months ended August 31, 2006. The bulk of this return stemmed from income, with the fund's net asset value finishing slightly below where it began but above the period's lows. Cal Limited-Term's modest gain reflected the challenging backdrop for U.S. bonds, which contended with inflation running at its quickest pace since 1991, erratic U.S. economic growth, and short-term interest rates at their highest levels since 2001.

By comparison, the average return of the fund's peer group (18 California short-intermediate municipal debt funds tracked by Lipper) was 2.49% while the
Lehman Brothers 3-Year Municipal Bond Index returned 2.27%, both performance gauges underperforming Cal Limited-Term.

In the Market Perspective (page 2), we discuss the U.S. economic and broad bond market backdrop for those returns. The Portfolio Positioning & Strategy section on the next page highlights some of the strategies that we employed to help Cal
Limited-Term achieve its superior performance results for the 12 months.

YIELD SUMMARY

One of Cal Limited-Term's key objectives is to seek high current income that is exempt from California and federal income taxes (the fund also seeks safety of principal). With the Federal Reserve (the Fed) increasing short-term interest rates seven times during the 12 months--from 3.50% in September 2005 to 5.25% by the end of June 2006--in 25-basis-point (0.25%) increments, the fund's 30-day
SEC yield rose accordingly.

As of August 31, 2006, Cal Limited-Term's 30-day SEC yield was 3.29%, which translated into the attractive tax-equivalent yields shown in the table at top and was up from 2.90% as of August 31, 2005. By comparison, the Lipper group average 30-day SEC yield was 3.13% at the end of the period, and it's worth noting that we achieved Cal

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/06               8/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   3.9 yrs               4.3 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 3.3 yrs               3.1 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       3.29%
--------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     4.84%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     5.04%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     5.41%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     5.58%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Limited-Term Tax-Free - Portfolio Commentary

Limited-Term's higher yield without purchasing bonds subject to the alternative minimum tax.

PORTFOLIO POSITIONING & STRATEGY

Turning to portfolio-specific strategies, the foundations of our multi-layered, repeatable investment approach remained central to our efforts and included careful security selection, diligent investment monitoring, and thorough credit analysis with the help of our long-tenured municipal credit research team.

Continuing a previously established trend, we actively emphasized lower-rated investment-grade municipal bonds during the second half of the 12 months. The generally higher yields of these securities propped up Cal Limited-Term's total return amid the backdrop of rising short-term interest rates and bond yields while simultaneously helping us to limit the portfolio's sensitivity to interest rates. Lower-rated municipal bonds outperformed their higher-grade counterparts, generally rewarding these efforts.

However, as the period began winding down, we felt that the contracted yield gap between higher- and lower-rated investment-grade municipal bonds made the latter less appealing from a risk/return standpoint than was previously the case. So although we continued to examine any attractive opportunities that arose, we didn't attempt to further increase the portfolio's allotment in municipal bonds rated either single-A or BBB.

CALIFORNIA LIMITED-TERM TAX-FREE'S PLACE IN YOUR PORTFOLIO

Cal Limited-Term is designed to be a core bond holding and seeks safety of principal and high current income by investing in debt securities issued by cities, counties and municipalities, and U.S. territories.

Because municipal bonds typically don't move in lock-step with equities under various economic and market scenarios, Cal Limited-Term potentially offers diversification benefits for investors. But it's important to keep in mind that even diversification does not ensure against losses.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/06               2/28/06
--------------------------------------------------------------------------------
AAA                                          61%                   53%
--------------------------------------------------------------------------------
AA                                            4%                    4%
--------------------------------------------------------------------------------
A                                             8%                   17%
--------------------------------------------------------------------------------
BBB                                          23%                   23%
--------------------------------------------------------------------------------
Not Rated                                     4%                    3%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation (GO)                                            30%
--------------------------------------------------------------------------------
Electric Revenue                                                   12%
--------------------------------------------------------------------------------
Land Based                                                          8%
--------------------------------------------------------------------------------
Certificate of Participation
(COPs)/Leases                                                       8%
--------------------------------------------------------------------------------
Hospital Revenue                                                    7%
--------------------------------------------------------------------------------

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.6%

CALIFORNIA -- 79.8%
--------------------------------------------------------------------------------
       $2,740,000  Alameda Unified School District
                   GO, 5.50%, 7/1/08 (FSA)                         $  2,838,594
--------------------------------------------------------------------------------
          890,000  Alameda Unified School District
                   GO, 5.50%, 7/1/09 (FSA)                              938,434
--------------------------------------------------------------------------------
        1,545,000  Alameda Unified School District
                   GO, 5.50%, 7/1/10 (FSA)                            1,656,302
--------------------------------------------------------------------------------
        3,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 5.50%, 5/1/08                       3,092,459
--------------------------------------------------------------------------------
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/10                             210,166
--------------------------------------------------------------------------------
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/11                             212,000
--------------------------------------------------------------------------------
          195,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/12                             208,278
--------------------------------------------------------------------------------
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/13                             214,820
--------------------------------------------------------------------------------
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/14                             215,424
--------------------------------------------------------------------------------
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/15                             216,200
--------------------------------------------------------------------------------
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/16                             215,212
--------------------------------------------------------------------------------
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/17                             214,544
--------------------------------------------------------------------------------
        4,275,000  California GO, 6.50%, 2/1/08
                   (Ambac)(1)                                         4,447,282
--------------------------------------------------------------------------------
        2,500,000  California GO, 4.50%, 10/1/08
                   (FSA)                                              2,551,000
--------------------------------------------------------------------------------
        2,500,000  California GO, 5.00%, 12/1/09
                   (Ambac)                                            2,613,725
--------------------------------------------------------------------------------
        3,000,000  California GO, 5.00%, 3/1/10
                   (XLCA)                                             3,138,479
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.50%, 3/1/11
                   (XLCA)                                             1,078,070
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2004 A,
                   5.00%, 7/1/11 (MBIA)(1)                            5,324,899
--------------------------------------------------------------------------------
        1,075,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2006 A, (California
                   Science Center Phase II),
                   4.25%, 5/1/13 (FGIC)                               1,114,883
--------------------------------------------------------------------------------
        1,350,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2006 B, (California
                   Science Center Phase II),
                   4.50%, 5/1/11 (FGIC)                               1,404,351
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  600,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of
                   California Projects), 5.50%,
                   6/1/10                                          $    632,640
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department General
                   Services - Butterfield),
                   5.00%, 6/1/09                                      2,070,720
--------------------------------------------------------------------------------
        1,450,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department General
                   Services - Butterfield),
                   5.00%, 6/1/15                                      1,564,405
--------------------------------------------------------------------------------
        1,000,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/12(2)                          1,072,210
--------------------------------------------------------------------------------
        2,000,000  Capistrano Unified School
                   District Community Facilities
                   District No. 87-1 Special Tax
                   Rev., 5.00%, 9/1/18 (Ambac)                        2,168,320
--------------------------------------------------------------------------------
        1,130,000  Carson Redevelopment
                   Agency Residential Mortgage
                   COP, (Area No. 1), 5.50%,
                   10/1/11 (MBIA)                                     1,230,536
--------------------------------------------------------------------------------
          895,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.00%, 2/1/07                                        897,730
--------------------------------------------------------------------------------
          895,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.125%, 2/1/08                                       904,201
--------------------------------------------------------------------------------
        1,245,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.125%, 2/1/09                                     1,266,115
--------------------------------------------------------------------------------
          675,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.25%, 2/1/10                                        692,624
--------------------------------------------------------------------------------
          860,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.25%, 2/1/11                                        887,417
--------------------------------------------------------------------------------
        1,110,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.25%, 2/1/13                                      1,110,755
--------------------------------------------------------------------------------
        1,070,000  Chaffey Community College
                   District GO, Series 2002 A,
                   4.25%, 7/1/11 (FSA)                                1,106,080
--------------------------------------------------------------------------------
          310,000  Coachella Valley Improvement
                   Bond Act 1915 Recreation &
                   Park District Special Tax Rev.,
                   (District 1), 4.875%, 9/2/07
                   (MBIA)                                               314,343
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,065,000  Coast Community College
                   District GO, Series 2006 B,
                   (2002 Election), 5.00%,
                   8/1/17 (FSA)                                    $  2,262,538
--------------------------------------------------------------------------------
          500,000  Del Mar Race Track Auth.
                   Rev., 5.00%, 8/15/08                                 511,385
--------------------------------------------------------------------------------
        1,415,000  Del Mar Race Track Auth.
                   Rev., 5.00%, 8/15/10                               1,470,468
--------------------------------------------------------------------------------
        1,190,000  Imperial Irrigation District
                   COP, (Water Systems),
                   5.50%, 7/1/09 (Ambac)                              1,252,451
--------------------------------------------------------------------------------
        1,755,000  Industry Urban Development
                   Agency Rev., 4.50%, 5/1/11
                   (MBIA)                                             1,774,323
--------------------------------------------------------------------------------
          825,000  Irvine Unified School District
                   Financing Auth. Special Tax
                   Rev., Series 2006 A, 4.50%,
                   9/1/13                                               826,229
--------------------------------------------------------------------------------
          635,000  Irvine Unified School District
                   Financing Auth. Special Tax
                   Rev., Series 2006 A, 4.75%,
                   9/1/16                                               639,528
--------------------------------------------------------------------------------
          105,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   3.00%, 2/1/08                                        103,630
--------------------------------------------------------------------------------
          110,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   3.80%, 2/1/10                                        108,889
--------------------------------------------------------------------------------
          120,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   4.00%, 2/1/11                                        119,435
--------------------------------------------------------------------------------
          125,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   4.30%, 2/1/13                                        125,714
--------------------------------------------------------------------------------
          750,000  Long Beach Bond Finance
                   Auth. GO, Series 2002 A,
                   (North Long Beach
                   Redevelopment), 5.00%,
                   8/1/10 (Ambac)                                       789,503
--------------------------------------------------------------------------------
        2,315,000  Long Beach Bond Finance
                   Auth. GO, Series 2002 A,
                   (North Long Beach
                   Redevelopment), 5.00%,
                   8/1/11 (Ambac)                                     2,463,322
--------------------------------------------------------------------------------
          500,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 4.75%,
                   7/1/07 (ACA)                                         503,980
--------------------------------------------------------------------------------
          615,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 4.875%,
                   7/1/08 (ACA)                                         626,187
--------------------------------------------------------------------------------
        2,100,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/11 (FSA)                                       2,262,498
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $3,130,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.25%, 7/1/10 (MBIA)(1)                         $  3,327,627
--------------------------------------------------------------------------------
          575,000  Lynwood Public Financing
                   Auth. COP, 4.125%, 9/1/12
                   (Ambac)                                              591,848
--------------------------------------------------------------------------------
        1,550,000  Murrieta Valley Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series
                   2006 A, 4.00%, 9/1/09                              1,567,267
--------------------------------------------------------------------------------
        1,255,000  Murrieta Valley Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series
                   2006 A, 4.00%, 9/1/11                              1,276,172
--------------------------------------------------------------------------------
        1,690,000  Murrieta Valley Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series
                   2006 A, 4.00%, 9/1/13                              1,719,761
--------------------------------------------------------------------------------
        3,000,000  Oakland Joint Powers
                   Financing Auth. Lease Rev.,
                   (Convention Centers), 5.25%,
                   10/1/08 (Ambac)                                    3,103,589
--------------------------------------------------------------------------------
        1,225,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/11 (Ambac)                              1,298,157
--------------------------------------------------------------------------------
          650,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   3.50%, 8/15/10                                       629,993
--------------------------------------------------------------------------------
          760,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   3.80%, 8/15/11                                       741,768
--------------------------------------------------------------------------------
          825,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   3.90%, 8/15/12                                       803,369
--------------------------------------------------------------------------------
          700,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   4.10%, 8/15/13                                       685,839
--------------------------------------------------------------------------------
        1,135,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   4.25%, 8/15/14                                     1,116,919
--------------------------------------------------------------------------------
        1,230,000  Orange County Refunding
                   Recovery Rev., Series 1995 A,
                   6.00%, 6/1/08 (MBIA)                               1,283,763
--------------------------------------------------------------------------------
          275,000  Orange County Special
                   Assessment, 4.30%, 9/2/14                            269,836
--------------------------------------------------------------------------------
          325,000  Orange County Special
                   Assessment, 4.45%, 9/2/15                            319,628
--------------------------------------------------------------------------------
          250,000  Orange County Special
                   Assessment, 4.55%, 9/2/16                            245,783
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,800,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 1),
                   5.00%, 10/1/07 (MBIA)                           $  1,829,268
--------------------------------------------------------------------------------
          585,000  Rancho Water District
                   Financing Auth. Rev., Series
                   2001 A, 5.00%, 8/1/07 (FSA)                          592,950
--------------------------------------------------------------------------------
        1,650,000  Riverside Sewer Rev., 7.00%,
                   8/1/07 (FGIC)                                      1,701,167
--------------------------------------------------------------------------------
        3,800,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 5.10%, 12/1/09                             3,977,307
--------------------------------------------------------------------------------
        2,585,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/09 (FSA)                       2,692,562
--------------------------------------------------------------------------------
        3,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2003 S, 5.00%, 11/15/11
                   (MBIA)                                             3,212,009
--------------------------------------------------------------------------------
        1,005,000  San Bernardino County
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2005 A,
                   (San Sevaine), 5.00%, 9/1/15
                   (RADIAN)                                           1,076,255
--------------------------------------------------------------------------------
          715,000  San Diego Community College
                   District GO, (Election of 2002),
                   3.28%, 5/1/08 (FSA)(3)                               671,914
--------------------------------------------------------------------------------
          420,000  San Diego Community College
                   District GO, (Election of 2002),
                   3.44%, 5/1/09 (FSA)(3)                               380,096
--------------------------------------------------------------------------------
        2,000,000  San Ramon Valley Unified
                   School District GO, (Election of
                   2002), 4.50%, 8/1/14 (MBIA)                        2,120,440
--------------------------------------------------------------------------------
        2,000,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/07 (Ambac)                             2,027,460
--------------------------------------------------------------------------------
        1,210,000  Shasta Lake Public Finance
                   Auth. Rev., 3.75%, 4/1/09                          1,203,490
--------------------------------------------------------------------------------
        1,000,000  Shasta Lake Public Finance
                   Auth. Rev., 4.00%, 4/1/12                            999,480
--------------------------------------------------------------------------------
        1,530,000  Shasta Lake Public Finance
                   Auth. Rev., 4.50%, 4/1/15                          1,556,117
--------------------------------------------------------------------------------
        1,250,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 1994 C, (Foothill
                   Area), 7.50%, 8/15/07 (FGIC)                       1,295,838
--------------------------------------------------------------------------------
        2,000,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 2003 A, (Senior
                   Lien), 5.00%, 9/1/12 (MBIA)                        2,154,580
--------------------------------------------------------------------------------
        1,080,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/13
                   (Ambac)                                            1,171,303
--------------------------------------------------------------------------------
        1,195,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/15
                   (Ambac)                                            1,308,573
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  730,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 3.75%, 10/15/07                   $    728,562
--------------------------------------------------------------------------------
          755,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.00%, 10/15/08                        754,623
--------------------------------------------------------------------------------
          785,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.25%, 10/15/09                        789,004
--------------------------------------------------------------------------------
          820,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.50%, 10/15/10                        831,324
--------------------------------------------------------------------------------
          895,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.00%, 10/15/12                        933,700
--------------------------------------------------------------------------------
          985,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.00%, 10/15/14                      1,030,359
--------------------------------------------------------------------------------
        2,175,000  Turlock Irrigation District Rev.,
                   Series 2003 A, 5.00%, 1/1/13
                   (MBIA)                                             2,346,608
--------------------------------------------------------------------------------
        1,000,000  Val Verde Unified School
                   District COP, 5.00%, 1/1/14
                   (FGIC)(2)                                          1,087,800
--------------------------------------------------------------------------------
        1,145,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/15,
                   Prerefunded at 100% of Par
                   (FGIC)(2)                                          1,269,908
--------------------------------------------------------------------------------
                                                                    122,387,314
--------------------------------------------------------------------------------
GUAM -- 3.4%
--------------------------------------------------------------------------------
        5,000,000  Guam Government Limited
                   Obligation Rev., Series 2001 A,
                   5.00%, 12/1/09 (FSA)(1)                            5,221,200
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 1.7%
--------------------------------------------------------------------------------
        1,075,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/07 (ACA)                        1,087,373
--------------------------------------------------------------------------------
        1,430,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.75%, 6/1/10 (ACA)                        1,509,966
--------------------------------------------------------------------------------
                                                                      2,597,339
--------------------------------------------------------------------------------
PUERTO RICO -- 11.9%
--------------------------------------------------------------------------------
        1,500,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(2)                                          1,538,070
--------------------------------------------------------------------------------
        7,342,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.85%, 10/5/06 (Acquired
                   1/20/06, Cost $7,342,000)(4)                       7,340,605
--------------------------------------------------------------------------------
        2,000,000  Government Development
                   Bank of Puerto Rico Rev.,
                   4.00%, 11/10/06 (Acquired
                   8/11/06, Cost $2,000,000)(4)                       1,999,540
--------------------------------------------------------------------------------
        1,000,000  Government Development
                   Bank of Puerto Rico Rev.,
                   Series 2006 B, 5.00%,
                   12/1/15                                            1,068,480
--------------------------------------------------------------------------------
        1,750,000  Puerto Rico Commonwealth
                   GO, Series 2004 A, 5.00%,
                   7/1/12                                             1,824,883
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Electric Power
                   Auth. Rev., Series 1999 FF,
                   5.25%, 7/1/09 (MBIA)                               1,569,120
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,315,000  Puerto Rico Municipal Finance
                   Agency Rev., Series 2002 A,
                   4.50%, 8/1/10 (FSA)                             $  1,357,987
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.50%, 7/1/10                                      1,584,330
--------------------------------------------------------------------------------
                                                                     18,283,015
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.8%
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.00%, 10/1/14                           524,015
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/14                           533,710
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  170,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/15                      $    182,362
--------------------------------------------------------------------------------
        1,500,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 C,
                   (Senior Lien Fund), 5.50%,
                   10/1/07                                            1,526,685
--------------------------------------------------------------------------------
                                                                      2,766,772
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 98.6%
(Cost $149,237,389)                                                 151,255,640
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.4%                                  2,152,067
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $153,407,707
================================================================================

FUTURES CONTRACTS
                              Expiration        Underlying Face      Unrealized
    Contracts Purchased          Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
     57  U.S. Treasury
         2-Year Notes        December 2006        $11,647,594          $16,794
                                              ==================================

                              Expiration        Underlying Face      Unrealized
      Contracts Sold             Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
     61  U.S. Treasury
         10-Year Notes       December 2006         $6,549,875         $(27,778)
                                              ==================================

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

XLCA = XL Capital Ltd.

(1) Security, or a portion thereof, has been segregated for futures contracts.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006, was $9,340,145, which represented 6.1% of total net assets.

See Notes to Financial Statements.

------

California Tax-Free Bond - Performance

TOTAL RETURNS AS OF AUGUST 31, 2006
                                     -------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR     5 YEARS   10 YEARS    INCEPTION     DATE
--------------------------------------------------------------------------------
CALIFORNIA
TAX-FREE BOND              2.58%      3.71%      4.86%      6.01%       11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
5-YEAR GO INDEX            2.32%      3.78%      4.88%      6.48%(1)      --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(2)         2.38%      3.44%      4.64%      6.02%(3)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/06(2)         19 of 49   11 of 30    4 of 16    1 of 1(3)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/06(2)         19 of 49    8 of 31    4 of 16    1 of 1(3)      --
--------------------------------------------------------------------------------

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 11/10/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Tax-Free Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
------------------------------------------------------------------------------------------
                      1997   1998   1999   2000   2001   2002   2003   2004   2005   2006
------------------------------------------------------------------------------------------
California
Tax-Free Bond         7.39%  7.00%  0.74%  6.95%  8.22%  5.63%  1.91%  5.13%  3.36%  2.58%
------------------------------------------------------------------------------------------
Lehman Brothers
5-Year GO Index       6.68%  6.81%  2.21%  5.33%  8.99%  6.56%  3.57%  4.58%  1.96%  2.32%
------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Tax-Free Bond - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT MILLER

PERFORMANCE SUMMARY

California Tax-Free Bond (Cal Tax-Free Bond) returned 2.58% for the 12 months ended August 31, 2006. Income comprised the bulk of this return, with the fund's net asset value finishing below where it began but above the period's lows. Cal
Tax-Free Bond's modest gain reflected the challenging backdrop for municipal securities, which contended with inflation running at its quickest pace since
1991, erratic U.S. economic growth, and short-term interest rates at their highest levels since 2001.

By comparison, Cal Tax-Free Bond's Lipper peer group (comprised of 49 California intermediate municipal debt funds) and the Lehman Brothers 5-Year GO Index underperformed: the Lipper group average returned 2.38% while the Lehman index returned 2.32%. In addition, the fund's five- and 10-year returns for the periods ended August 31, 2006, also outpaced the returns of the Lipper group average.

YIELD SUMMARY

Seeking high current income that is exempt from California and federal income taxes is one of Cal Tax-Free Bond's key objectives (the fund also seeks safety of principal). As of August 31, 2006, Cal Tax-Free Bond's 30-day SEC yield was
3.52%--which translated into the attractive tax-equivalent yields in the table at top-- compared with the 3.10% Lipper group average. We feel that it's also worth noting that we achieved Cal Tax-Free Bond's higher income stream without purchasing bonds subject to the alternative minimum tax.

MUNICIPAL MARKET REVIEW

Heightened inflation concerns on the heels of record crude oil prices, erratic
U.S. economic growth, and seven additional short-term interest rate increases by the Federal Reserve (the Fed) in 25-basis-point increments (0.25%) dampened the performance of municipal bonds. Yields on short-term securities rose the most in that environment, while yields on municipal bonds maturing in 20 or more years edged narrowly lower, and bonds carrying non-investment-grade ratings (BB and lower) produced substantially higher returns than their investment-grade counterparts.

In addition, unlike the Treasury yield curve (a graph showing the relationship between bond yields and maturities), the municipal bond yield curve didn't

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/06               8/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   8.9 yrs               9.6 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.9 yrs               4.7 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                      3.52%
--------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                    5.17%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                    5.39%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                    5.79%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                    5.97%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Tax-Free Bond - Portfolio Commentary

invert, which meant that investors could still earn additional income by taking on more maturity risk. This drove up demand for municipal bonds, enabling them to generally outperform taxable fixed-income securities.

PORTFOLIO POSITIONING & STRATEGY

With regard to portfolio-specific strategies, the foundations of our multi-layered, repeatable investment approach remained central to our efforts and included active security selection, diligent investment monitoring, and thorough credit analysis with the help of our long-tenured municipal credit research team.

For much of the 12 months, we positioned the portfolio to benefit from a diminishing gap between the yields of short- and long-term municipal bonds, a strategy for which we were rewarded. To accomplish this "barbell" bond maturity structure (relative to the fund's Lipper peer group), we generally emphasized short- and long-term bonds, while comparatively underweighting intermediate-term securities.

Toward the end of the period, the yield-curve flattening appeared largely at an end in light of moderating U.S. economic activity, the Fed on hold regarding short-term interest rates, and optimism for diminished inflation going forward.

As a result, we adopted what we considered to be a "curve-neutral" approach regarding the portfolio's bond maturity structure by adding intermediate-
maturity securities and simultaneously reducing short- and long-maturity holdings. While doing so, we also adjusted Cal Tax-Free Bond's interest rate sensitivity, electing a more in-line duration (a widely used gauge of interest rate sensitivity) compared with the fund's Lipper peers.

CALIFORNIA TAX-FREE BOND'S PLACE IN YOUR PORTFOLIO

Cal Tax-Free Bond is designed to be a core bond holding and seeks safety of principal and high current income by investing in debt securities issued by cities, counties and municipalities, and U.S. territories.

Because municipal bonds typically don't move in lock-step with equities under various economic and market scenarios, Cal Tax-Free Bond potentially offers diversification benefits for investors. But it's important to keep in mind that even diversification does not ensure against losses.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/06               2/28/06
--------------------------------------------------------------------------------
AAA                                          69%                   70%
--------------------------------------------------------------------------------
AA                                            5%                    5%
--------------------------------------------------------------------------------
A                                             9%                    8%
--------------------------------------------------------------------------------
BBB                                          16%                   16%
--------------------------------------------------------------------------------
Not Rated                                     1%                    1%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation (GO)                                            25%
--------------------------------------------------------------------------------
Prerefunded                                                        14%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                             11%
--------------------------------------------------------------------------------
Electric Revenue                                                   10%
--------------------------------------------------------------------------------
Certificate of Participation
(COPs)/Leases                                                      10%
--------------------------------------------------------------------------------

------

California Tax-Free Bond - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.3%

CALIFORNIA -- 88.2%
--------------------------------------------------------------------------------
       $5,565,000  Acalanes Union High School
                   District GO, Series 2005 B,
                   5.25%, 8/1/24 (FSA)                             $  6,058,270
--------------------------------------------------------------------------------
        3,335,000  Alameda County COP, (Santa
                   Rita Jail), 5.375%, 6/1/09
                   (MBIA)(1)                                          3,407,470
--------------------------------------------------------------------------------
        1,385,000  Alameda County COP, Series
                   2001 A, 5.375%, 12/1/15
                   (MBIA)                                             1,507,642
--------------------------------------------------------------------------------
        1,000,000  Antelope Valley Community
                   College District GO, 5.00%,
                   8/1/18 (MBIA)                                      1,090,490
--------------------------------------------------------------------------------
        3,925,000  Banning Utility Auth. Rev.,
                   (Refunding and Improvement
                   Projects), 5.25%, 11/1/35
                   (FGIC)                                             4,241,002
--------------------------------------------------------------------------------
        1,085,000  California Department of Water
                   Resources Central Valley Rev.,
                   Series 1998 U, 5.125%,
                   12/1/08, Prerefunded at
                   101% of Par(1)                                     1,135,094
--------------------------------------------------------------------------------
        7,000,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2002 A, 5.375%,
                   5/1/12, Prerefunded at 101%
                   of Par (XLCA)(1)(2)                                7,713,229
--------------------------------------------------------------------------------
        3,750,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2002 A, 5.50%,
                   5/1/12                                             4,085,625
--------------------------------------------------------------------------------
        1,250,000  California Department of Water
                   Resources Rev., Series 2001 W,
                   5.50%, 12/1/17                                     1,357,450
--------------------------------------------------------------------------------
        1,255,000  California Educational Facilities
                   Auth. Rev., (College Arts),
                   5.00%, 6/1/26                                      1,280,313
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.50%, 10/1/18                        4,143,760
--------------------------------------------------------------------------------
        1,070,000  California Educational Facilities
                   Auth. Rev., (Scripps College),
                   5.25%, 8/1/16                                      1,134,168
--------------------------------------------------------------------------------
        1,605,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled College & University
                   Projects), 6.625%, 6/1/20                          1,734,925
--------------------------------------------------------------------------------
        2,500,000  California Educational Facilities
                   Auth. Rev., Series 2004 C,
                   (Lutheran University), 5.00%,
                   10/1/24                                            2,591,550
--------------------------------------------------------------------------------
          990,000  California GO, 8.00%, 11/1/07
                   (FGIC)                                             1,016,780
--------------------------------------------------------------------------------
        4,480,000  California GO, 6.00%, 10/1/09
                   (Ambac)                                            4,801,126
--------------------------------------------------------------------------------
        3,350,000  California GO, 5.75%, 4/1/10
                   (Ambac)                                            3,596,393
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $7,650,000  California GO, 5.25%, 10/1/10,
                   Prerefunded at 100% of Par
                   (FGIC-TCRS)(1)(2)                               $  8,147,555
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.50%, 4/1/12
                   (MBIA)                                             5,481,750
--------------------------------------------------------------------------------
        2,350,000  California GO, 5.25%, 10/1/14
                   (FGIC-TCRS)                                        2,496,123
--------------------------------------------------------------------------------
        7,590,000  California GO, 5.00%, 6/1/16(2)                    8,158,718
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.00%, 3/1/24                       5,280,600
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.25%, 6/1/11 (FSA)                                2,094,700
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   2006 A, (Kaiser Permanente),
                   5.25%, 4/1/39                                      2,105,140
--------------------------------------------------------------------------------
        1,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2000 A, (Scripps
                   Research Institute), 5.625%,
                   7/1/20                                             1,036,160
--------------------------------------------------------------------------------
        1,045,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2006 A, (California
                   Science Center Phase II),
                   4.25%, 5/1/14 (FGIC)                               1,084,574
--------------------------------------------------------------------------------
        1,530,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2006 B, (California
                   Science Center Phase II),
                   4.50%, 5/1/13 (FGIC)                               1,609,239
--------------------------------------------------------------------------------
        1,075,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   5.375%, 8/15/14 (ACA)                              1,133,566
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department General
                   Services - Butterfield),
                   5.00%, 6/1/23                                      2,100,320
--------------------------------------------------------------------------------
          650,000  California Special Districts
                   Association Finance Corp. COP,
                   Series 2005 RR, 5.00%,
                   8/1/25 (XLCA)                                        699,589
--------------------------------------------------------------------------------
        3,100,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.25%, 7/1/12,
                   Prerefunded at 101% of Par(1)                      3,389,416
--------------------------------------------------------------------------------
        1,500,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 6.00%, 7/1/12,
                   Prerefunded at 101% of Par(1)                      1,697,880
--------------------------------------------------------------------------------
        1,250,000  California State University
                   System Rev., Series 2002 A,
                   5.375%, 11/1/18 (Ambac)                            1,360,488
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Bond - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $3,230,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2000 B,
                   (Brentwood School), 5.75%,
                   10/1/20 (FSA)                                   $  3,366,048
--------------------------------------------------------------------------------
        2,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2001 C,
                   (Kaiser Permanente), VRDN,
                   5.25%, 8/1/31                                      2,643,450
--------------------------------------------------------------------------------
        1,695,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   5.20%, 10/1/18 (FSA)                               1,827,820
--------------------------------------------------------------------------------
        3,115,000  Capistrano Unified School
                   District Community Facilities
                   District No. 87-1 Special Tax
                   Rev., 5.00%, 9/1/18 (Ambac)                        3,377,158
--------------------------------------------------------------------------------
        2,100,000  Castaic Lake Water Agency
                   Rev., Series 2001 A, 5.375%,
                   8/1/17 (MBIA)                                      2,257,500
--------------------------------------------------------------------------------
        1,000,000  Central Coast Water Auth.
                   Rev., Series 2006 A, 5.00%,
                   10/1/16 (FSA)(3)                                   1,102,350
--------------------------------------------------------------------------------
        2,075,000  Chabot Las Positas Community
                   College District COP, 5.50%,
                   12/1/10 (FSA)(1)                                   2,177,609
--------------------------------------------------------------------------------
        3,000,000  Chino Ontario Upland Water
                   Facilities Auth. COP, Series
                   1997 A, (Agua de Lejos),
                   5.20%, 10/1/15 (FGIC)                              3,106,890
--------------------------------------------------------------------------------
        1,220,000  Coronado Community
                   Development Agency Tax
                   Allocation Rev., 6.00%, 9/1/06
                   (FSA)                                              1,244,400
--------------------------------------------------------------------------------
        2,300,000  Eastern Municipal Water
                   District COP, Series 2001 A,
                   5.25%, 7/1/13 (FGIC)                               2,464,749
--------------------------------------------------------------------------------
        1,095,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,202,639
--------------------------------------------------------------------------------
        1,020,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,120,266
--------------------------------------------------------------------------------
        1,000,000  Folsom Cordova Unified
                   School District No. 2 Facilities
                   Improvement GO, Series
                   2002 A, 5.375%, 10/1/15
                   (MBIA)                                             1,088,390
--------------------------------------------------------------------------------
        1,225,000  Folsom Cordova Unified
                   School District No. 2 Facilities
                   Improvement GO, Series
                   2002 A, 5.375%, 10/1/16
                   (MBIA)                                             1,333,278
--------------------------------------------------------------------------------
        1,225,000  Folsom Public Financing Auth.
                   Lease Rev., (City Hall &
                   Community Center), 5.25%,
                   10/1/14 (FSA)                                      1,337,026
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,290,000  Folsom Public Financing Auth.
                   Lease Rev., (City Hall &
                   Community Center), 5.25%,
                   10/1/15 (FSA)                                   $  1,407,971
--------------------------------------------------------------------------------
        2,615,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/08                                             2,631,684
--------------------------------------------------------------------------------
        2,760,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.40%,
                   9/1/09                                             2,796,763
--------------------------------------------------------------------------------
        1,150,000  Franklin-McKinley School
                   District GO, Series 2005 A,
                   (Election of 2004), 5.00%,
                   8/1/25 (FGIC)                                      1,219,989
--------------------------------------------------------------------------------
        2,550,000  Fremont Union High School
                   District GO, Series 2000 B,
                   5.25%, 9/1/10, Prerefunded
                   at 100% of Par(1)                                  2,717,688
--------------------------------------------------------------------------------
        2,500,000  Glendora Unified School
                   District GO, Series 2006 A,
                   (Election of 2005), 5.25%,
                   8/1/30 (MBIA)                                      2,718,425
--------------------------------------------------------------------------------
        7,350,000  Imperial Irrigation District
                   COP, (Electrical System),
                   6.50%, 11/1/07 (MBIA-IBC)(2)                       7,496,852
--------------------------------------------------------------------------------
        1,675,000  Imperial Irrigation District
                   COP, (Water Systems),
                   5.50%, 7/1/16 (Ambac)                              1,802,216
--------------------------------------------------------------------------------
          790,000  Irvine Unified School District
                   Financing Auth. Special Tax
                   Rev., Series 2006 A, 5.00%,
                   9/1/20                                               799,614
--------------------------------------------------------------------------------
        2,715,000  Irvine Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 86-1),
                   5.50%, 11/1/10 (Ambac)                             2,825,365
--------------------------------------------------------------------------------
          475,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   5.30%, 2/1/14                                        496,494
--------------------------------------------------------------------------------
          500,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   5.40%, 2/1/14                                        523,370
--------------------------------------------------------------------------------
        1,390,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/06                            1,390,473
--------------------------------------------------------------------------------
        1,480,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/07                            1,481,391
--------------------------------------------------------------------------------
        1,795,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/10                            1,788,466
--------------------------------------------------------------------------------
        1,000,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/11                              994,150
--------------------------------------------------------------------------------
        1,965,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/12                            1,948,494
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Bond - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,030,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/16                                         $  2,134,504
--------------------------------------------------------------------------------
        2,500,000  Los Altos School District GO,
                   5.00%, 8/1/19 (Ambac)                              2,713,375
--------------------------------------------------------------------------------
        1,030,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 5.30%,
                   7/1/13 (ACA)                                       1,076,031
--------------------------------------------------------------------------------
        1,155,000  Los Angeles Convention and
                   Exhibition Center Auth. Lease
                   Rev., Series 1993 A, 6.00%,
                   8/15/10 (MBIA-IBC)                                 1,257,795
--------------------------------------------------------------------------------
          185,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Rev., Series 1997 A,
                   (Proposal A), 5.25%, 7/1/12
                   (MBIA)                                               189,270
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/13 (FSA)                                       3,240,120
--------------------------------------------------------------------------------
        6,680,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/16 (FSA)                                       7,202,309
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Unified School
                   District GO, 5.50%, 7/1/12
                   (MBIA)                                             3,855,600
--------------------------------------------------------------------------------
        3,115,000  Los Angeles Unified School
                   District GO, Series 1999 C,
                   5.50%, 7/1/09, Prerefunded
                   at 101% of Par (MBIA)(1)                           3,317,132
--------------------------------------------------------------------------------
        8,000,000  Los Angeles Unified School
                   District GO, Series 2000 D,
                   5.625%, 7/1/10, Prerefunded
                   at 100% of Par (FGIC)(1)(2)                        8,617,839
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Unified School
                   District GO, Series 2002 E,
                   5.00%, 7/1/11 (MBIA)                               5,324,900
--------------------------------------------------------------------------------
        3,000,000  Los Angeles Unified School
                   District GO, Series 2003 F,
                   (Election of 1997), 5.00%,
                   7/1/16 (FSA)                                       3,226,860
--------------------------------------------------------------------------------
        1,390,000  Los Gatos Joint Union High
                   School District GO, Series
                   2002 C, 5.375%, 6/1/12,
                   Prerefunded at 101% of Par
                   (FSA)(1)                                           1,533,309
--------------------------------------------------------------------------------
        3,000,000  Metropolitan Water District of
                   Southern California Rev., Series
                   1992 B, 8.00%, 7/1/08(1)                           3,238,890
--------------------------------------------------------------------------------
        2,920,000  Metropolitan Water District of
                   Southern California Rev., Series
                   2001 A, 5.125%, 7/1/09(1)                          3,053,619
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,520,000  Mojave Unified School District
                   No. 1 Facilities Improvement
                   GO, 5.25%, 8/1/20 (FGIC)                        $  1,641,190
--------------------------------------------------------------------------------
        4,670,000  Mount Diablo Unified School
                   District No. 202 GO, (Election
                   of 2002), 5.00%, 6/1/27
                   (MBIA)                                             4,939,179
--------------------------------------------------------------------------------
        1,485,000  Mountain View COP, (Capital
                   Projects), 5.25%, 8/1/18                           1,596,984
--------------------------------------------------------------------------------
        1,615,000  Murrieta Valley Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series
                   2006 A, 4.00%, 9/1/10                              1,637,788
--------------------------------------------------------------------------------
        1,745,000  Murrieta Valley Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series
                   2006 A, 4.00%, 9/1/12                              1,775,956
--------------------------------------------------------------------------------
        1,085,000  Murrieta Valley Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series
                   2006 A, 4.00%, 9/1/14                              1,101,948
--------------------------------------------------------------------------------
        4,900,000  Norco Redevelopment Agency
                   Tax Allocation Rev., 5.00%,
                   3/1/26 (Ambac)                                     5,140,296
--------------------------------------------------------------------------------
        4,565,000  Oceanside Community
                   Development Commission Rev.,
                   (Downtown Redevelopment),
                   5.20%, 9/1/17                                      4,756,456
--------------------------------------------------------------------------------
        1,310,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/12 (Ambac)                              1,401,975
--------------------------------------------------------------------------------
        2,210,000  Orange County Local
                   Transportation Auth. Sales Tax
                   Rev., Series 1997 A, 5.70%,
                   2/15/08 (Ambac)                                    2,279,416
--------------------------------------------------------------------------------
        1,805,000  Orange County Public
                   Financing Auth. Lease Rev.,
                   (Juvenile Justice Center
                   Facility), 5.375%, 6/1/15
                   (Ambac)                                            1,982,305
--------------------------------------------------------------------------------
        1,000,000  Orange County Public
                   Financing Auth. Lease Rev.,
                   (Juvenile Justice Center
                   Facility), 5.375%, 6/1/16
                   (Ambac)                                            1,098,230
--------------------------------------------------------------------------------
        3,030,000  Orange County Public
                   Financing Auth. Lease Rev.,
                   (Juvenile Justice Center
                   Facility), 5.375%, 6/1/17
                   (Ambac)                                            3,306,033
--------------------------------------------------------------------------------
          500,000  Palo Verde Community College
                   District No. 2004-1 GO, 6.00%,
                   8/1/30 (RADIAN)                                      571,980
--------------------------------------------------------------------------------
        1,450,000  Perris Public Financing Auth.
                   Tax Allocation Rev., 5.35%,
                   10/1/36                                            1,470,344
--------------------------------------------------------------------------------
        1,830,000  Pomona Public Financing Auth.
                   Rev., Series 2001 AD, (Merged
                   Redevelopment), 4.75%,
                   2/1/13 (MBIA)                                      1,913,045
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Bond - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,720,000  Poway Redevelopment Agency
                   Tax Allocation Rev., (Paguay),
                   5.25%, 6/15/26 (Ambac)                          $  1,830,252
--------------------------------------------------------------------------------
        1,650,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 6-4),
                   5.125%, 9/1/35                                     1,666,583
--------------------------------------------------------------------------------
        8,000,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (Ambac)(2)                                         9,060,719
--------------------------------------------------------------------------------
        2,500,000  Sacramento City Financing
                   Auth. Rev., 5.00%, 12/1/16
                   (FGIC)                                             2,729,350
--------------------------------------------------------------------------------
        4,045,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall), 5.25%, 12/1/12,
                   Prerefunded at 100% of Par
                   (FSA)(1)                                           4,426,727
--------------------------------------------------------------------------------
        1,245,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall), 5.25%, 12/1/15
                   (FSA)                                              1,355,419
--------------------------------------------------------------------------------
        1,430,000  Sacramento City Financing
                   Auth. Tax Allocation Rev.,
                   Series 2005 A, 5.00%,
                   12/1/24 (FGIC)                                     1,511,796
--------------------------------------------------------------------------------
        1,890,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 C, 5.75%, 11/15/07
                   (MBIA)(1)                                          1,893,572
--------------------------------------------------------------------------------
        3,105,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.70%, 7/1/17
                   (Ambac)                                            3,605,247
--------------------------------------------------------------------------------
        5,005,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/11
                   (MBIA)                                             5,400,946
--------------------------------------------------------------------------------
        3,500,000  San Bernardino County
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2005 A,
                   (San Sevaine), 5.00%, 9/1/25
                   (RADIAN)                                           3,637,550
--------------------------------------------------------------------------------
        1,695,000  San Buenaventura County
                   COP, Series 2002 B, 5.50%,
                   1/1/15 (Ambac)                                     1,859,601
--------------------------------------------------------------------------------
        1,790,000  San Buenaventura County
                   COP, Series 2002 B, 5.50%,
                   1/1/16 (Ambac)                                     1,969,322
--------------------------------------------------------------------------------
        2,030,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Horton Plaza), 5.70%,
                   11/1/17                                            2,168,405
--------------------------------------------------------------------------------
        2,635,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Horton Plaza), 5.80%,
                   11/1/21                                            2,815,471
--------------------------------------------------------------------------------
        1,460,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (North Park), 5.90%, 9/1/25                        1,545,176
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,255,000  San Francisco City & County
                   Educational Facilities Unified
                   School District GO, Series
                   1999 B, 5.50%, 6/15/12                          $  2,331,738
--------------------------------------------------------------------------------
        3,000,000  San Jose Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, 5.00%, 8/1/25
                   (MBIA)                                             3,155,190
--------------------------------------------------------------------------------
        1,570,000  San Marcos Public Facilities
                   Auth. Tax Allocation Rev.,
                   Series 2006 A (Project Area
                   No. 3), 5.00%, 8/1/20
                   (Ambac)                                            1,679,508
--------------------------------------------------------------------------------
        2,455,000  San Marcos Public Facilities
                   Auth. Tax Allocation Rev.,
                   Series 2006 A (Project Area
                   No. 3), 5.00%, 8/1/25
                   (Ambac)                                            2,593,487
--------------------------------------------------------------------------------
        2,680,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                               3,030,437
--------------------------------------------------------------------------------
        1,500,000  San Mateo Union High School
                   District GO, 5.00%, 9/1/24
                   (FSA)                                              1,585,530
--------------------------------------------------------------------------------
        3,250,000  San Ramon Valley Unified
                   School District GO, (Election
                   of 2002), 4.50%, 8/1/16
                   (MBIA)                                             3,445,520
--------------------------------------------------------------------------------
        1,000,000  San Ramon Valley Unified
                   School District GO, (Election
                   of 2002), 5.00%, 8/1/21
                   (MBIA)                                             1,077,350
--------------------------------------------------------------------------------
        3,350,000  Santa Barbara County GO,
                   5.375%, 10/1/17 (Ambac)                            3,665,470
--------------------------------------------------------------------------------
        2,075,000  Santa Clara Valley Water
                   District Rev., Series 2000 A,
                   5.20%, 2/1/13                                      2,189,187
--------------------------------------------------------------------------------
        1,120,000  Santa Fe Springs Community
                   Development Commission Tax
                   Allocation Rev., Series 2002 A,
                   5.375%, 9/1/16 (MBIA)                              1,201,558
--------------------------------------------------------------------------------
        1,250,000  Santa Monica-Malibu Unified
                   School District GO, 5.25%,
                   8/1/13                                             1,377,025
--------------------------------------------------------------------------------
        2,780,000  Scotts Valley Redevelopment
                   Agency Tax Allocation Rev.,
                   5.00%, 8/1/29 (Ambac)                              2,929,953
--------------------------------------------------------------------------------
        2,400,000  Shasta Lake Public Finance
                   Auth. Rev., 5.00%, 4/1/19                          2,474,232
--------------------------------------------------------------------------------
        2,130,000  Shasta Lake Public Finance
                   Auth. Rev., 5.00%, 4/1/22                          2,182,185
--------------------------------------------------------------------------------
        1,310,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/17
                   (Ambac)                                            1,421,167
--------------------------------------------------------------------------------
        1,445,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/19
                   (Ambac)                                            1,553,866
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Bond - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,000,000  Southern California Public
                   Power Auth. Rev., 6.75%,
                   7/1/10 (GIC: Pittsburgh
                   National Bank)                                  $  2,197,640
--------------------------------------------------------------------------------
        5,000,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%, 7/1/17
                   (FSA)                                              5,393,500
--------------------------------------------------------------------------------
        3,325,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%, 7/1/18
                   (FSA)                                              3,586,678
--------------------------------------------------------------------------------
        1,975,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/11, Prerefunded at 101%
                   of Par (Ambac)(1)                                  2,180,124
--------------------------------------------------------------------------------
        2,770,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.40%, 9/1/09,
                   Prerefunded at 102% of Par(1)                      2,966,282
--------------------------------------------------------------------------------
          325,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.50%, 9/1/09,
                   Prerefunded at 102% of Par(1)                        348,946
--------------------------------------------------------------------------------
        1,475,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10 (Ambac)                              1,509,899
--------------------------------------------------------------------------------
        1,080,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/14, Prerefunded
                   at 101% of Par (FSA)(1)                            1,154,714
--------------------------------------------------------------------------------
        1,135,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/15, Prerefunded
                   at 101% of Par (FSA)(1)                            1,213,519
--------------------------------------------------------------------------------
        1,195,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/16, Prerefunded
                   at 101% of Par (FSA)(1)                            1,277,670
--------------------------------------------------------------------------------
          855,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.50%, 10/15/11                        868,133
--------------------------------------------------------------------------------
        1,035,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/15                      1,116,465
--------------------------------------------------------------------------------
        1,090,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/16                      1,172,698
--------------------------------------------------------------------------------
        1,150,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/17                      1,233,847
--------------------------------------------------------------------------------
        2,505,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/19,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          2,778,270
--------------------------------------------------------------------------------
        2,640,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/20,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          2,927,998
--------------------------------------------------------------------------------
        1,415,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/22,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,569,362
--------------------------------------------------------------------------------
        1,000,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/23,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,109,090
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,980,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/24,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                       $  3,305,088
--------------------------------------------------------------------------------
        3,000,000  Ventura County Public
                   Financing COP, 4.75%,
                   8/15/11 (FSA)                                      3,097,830
--------------------------------------------------------------------------------
        1,500,000  West Sacramento Financing
                   Auth. Special Tax Rev., Series
                   2006 A, 5.00%, 9/1/18 (XLCA)                       1,633,635
--------------------------------------------------------------------------------
        1,500,000  West Sacramento Financing
                   Auth. Special Tax Rev., Series
                   2006 A, 5.00%, 9/1/19 (XLCA)                       1,620,060
--------------------------------------------------------------------------------
        1,500,000  West Sacramento Financing
                   Auth. Special Tax Rev., Series
                   2006 A, 5.00%, 9/1/20 (XLCA)                       1,610,400
--------------------------------------------------------------------------------
                                                                    381,296,148
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 0.7%
--------------------------------------------------------------------------------
        1,485,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/08 (ACA)                        1,522,645
--------------------------------------------------------------------------------
        1,555,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/09 (ACA)                        1,611,991
--------------------------------------------------------------------------------
                                                                      3,134,636
--------------------------------------------------------------------------------
PUERTO RICO -- 9.9%
--------------------------------------------------------------------------------
        5,000,000  Children's Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(1)                                          5,126,900
--------------------------------------------------------------------------------
        1,000,000  Government Development
                   Bank of Puerto Rico Rev.,
                   4.00%, 11/10/06 (Acquired
                   8/11/06, Cost $1,000,000)(4)                         999,770
--------------------------------------------------------------------------------
        1,500,000  Government Development
                   Bank of Puerto Rico Rev.,
                   Series 2006 B, 5.00%,
                   12/1/15                                            1,602,720
--------------------------------------------------------------------------------
        2,000,000  Puerto Rico Commonwealth
                   GO, Series 2006 A, 5.25%,
                   7/1/26                                             2,133,580
--------------------------------------------------------------------------------
        5,490,000  Puerto Rico Commonwealth
                   GO, Series 2006 B, 5.25%,
                   7/1/17                                             5,961,646
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   Infrastructure Financing Auth.
                   Special Tax Rev., Series
                   1998 A, 5.50%, 7/1/08
                   (Ambac)                                            3,104,670
--------------------------------------------------------------------------------
        3,700,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/18 (MBIA)                              4,028,782
--------------------------------------------------------------------------------
        2,655,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.25%, 7/1/13 (FSA)                                2,910,570
--------------------------------------------------------------------------------
        3,140,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.50%, 7/1/14 (FSA)                                3,517,742
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Bond - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,450,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   6.00%, 8/1/09, Prerefunded
                   at 101% of Par (FSA)(1)                         $  1,562,404
--------------------------------------------------------------------------------
        3,325,000  Puerto Rico Municipal Finance
                   Agency GO, Series 2005 A,
                   5.25%, 8/1/25                                      3,537,767
--------------------------------------------------------------------------------
        3,090,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 1995 A,
                   6.25%, 7/1/09 (Ambac)                              3,312,387
--------------------------------------------------------------------------------
        4,670,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.25%, 7/1/11                                      4,937,638
--------------------------------------------------------------------------------
                                                                     42,736,576
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.5%
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/22                           527,410
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/23                           527,060
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,050,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   5.50%, 10/1/13                                  $  1,085,910
--------------------------------------------------------------------------------
                                                                      2,140,380
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $413,191,434)                                                 429,307,740
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.7%

CALIFORNIA -- 0.7%
--------------------------------------------------------------------------------
        2,900,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2005 F5, VRDN,
                   3.48%, 9/1/06 (LOC: Citibank  N.A.)
(Cost $2,900,000)                                                     2,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $416,091,434)                                                 432,207,740
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(5)                                        (155,389)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $432,052,351
================================================================================

FUTURES CONTRACTS

                              Expiration        Underlying Face      Unrealized
    Contracts Purchased          Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
    156  U.S. Treasury
         2-Year Notes        December 2006        $31,877,625           $45,937
                                             ===================================

                              Expiration        Underlying Face      Unrealized
      Contracts Sold             Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
     86  U.S. Treasury
         10-Year Notes       December 2006         $9,234,250          $(39,162)
                                             ===================================

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FGIC-TCRS = Financial Guaranty Insurance Co. --
            Transferable Custodial Receipts

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

RADIAN = Radian Asset Assurance, Inc.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contracts.

(3) When-issued security.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006 was $999,770, which represented 0.2% of total net assets.

(5) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2006
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR      5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM
TAX-FREE                   2.89%       4.39%      5.68%      7.18%      11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                 4.08%       6.37%      7.05%      9.00%(1)      --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(2)         2.81%       4.28%      5.35%      7.20%(3)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/06(2)         50 of 121   43 of 98   20 of 70    1 of 1(3)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/06(2)         48 of 121   42 of 97   23 of 73    1 of 1(3)      --
--------------------------------------------------------------------------------

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 11/10/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Long-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
------------------------------------------------------------------------------------------
                  1997    1998    1999   2000    2001   2002   2003   2004    2005   2006
------------------------------------------------------------------------------------------
California
Long-Term
Tax-Free          9.70%   9.25%  -1.85%  7.79%  10.55%  5.14%  1.81%  6.83%   5.38%  2.89%
------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index       11.24%  10.51%  -2.14%  7.34%  12.35%  5.62%  2.62%  9.24%  10.52%  4.08%
------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Long-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGERS: DAVID MACEWEN AND ROBERT MILLER

PERFORMANCE SUMMARY

California Long-Term Tax-Free (Cal Long-Term) returned 2.89% for the 12 months ended August 31, 2006. This modest gain reflected a challenging backdrop for
U.S. bonds that included higher inflation, rising short-term interest rates, and erratic U.S. economic growth. By comparison, the average return of the 121
California Municipal Debt Funds tracked by Lipper was narrowly lower at 2.81%.

Based on those returns, Cal Long-Term outperformed the Lipper group average for the year ended August 31, 2006, as well as for the trailing five and 10 years;
however, the fund underperformed the Lehman Brothers Long-Term Municipal Bond
Index over those same periods. The higher returns of the Lehman index are traceable to its comparatively longer duration (a widely used gauge of sensitivity to interest rates) and the outperformance of the longest-term municipal securities.

After the yield information that follows, we briefly discuss the municipal market's performance before highlighting the strategies that we employed for Cal
Long-Term during the report period.

YIELD SUMMARY

One of Cal Long-Term's key objectives is to seek high current income that is exempt from California and federal income taxes (the fund also seeks safety of principal). As of August 31, 2006, the fund's 30-day SEC yield was 3.86%, which translated into the attractive tax-equivalent yields shown in the table above.

By comparison, the Lipper group average 30-day SEC yield was 3.40% at the end of the period. It's worth noting that we achieved Cal Long-Term's higher yield without purchasing bonds subject to the alternative minimum tax, and that all else held equal, a higher yield can translate into better peer-compared performance.

MUNICIPAL MARKET REVIEW

The economic and market backdrop (detailed in the Market Perspective on page 2)
dampened the performance of municipal bonds. With the Federal Reserve ratcheting up interest rates in an attempt to contain inflation, short-term bond yields rose accordingly. Yields on intermediate-term municipal securities also increased, while long-term bond yields edged lower.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/06               8/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  15.9 yrs              17.9 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 5.8 yrs               5.7 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       3.86%
--------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     5.67%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     5.91%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     6.35%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     6.55%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Long-Term Tax-Free - Portfolio Commentary

In that environment, and unlike the Treasury yield curve (a graph showing the relationship between bond yields and maturities), the municipal bond yield curve didn't invert, which meant that investors could still earn additional income by taking on more maturity risk. This attracted investors and helped the municipal market generally outperform the taxable market. Generally healthy economic conditions, which translated into relatively solid tax revenues and credit quality for municipal issuers, also benefited municipal securities.

PORTFOLIO POSITIONING & STRATEGY

On the portfolio front, the foundations of our multi-layered, repeatable investment approach remained central to our efforts and included active security selection, diligent investment monitoring, and thorough credit analysis with the help of our long-tenured municipal credit research team.

During much of the period, we emphasized lower-rated investment-grade municipal bonds and positioned the portfolio to benefit from a diminishing gap between the yields of short- and long-term municipal bonds. From the credit-quality side, that meant selectively adding single-A and BBB securities that we believed to be attractive values. We also employed a bond maturity structure that more heavily concentrated the portfolio in long-term securities rather than in short- or intermediate-term bonds. Generally speaking, the market rewarded both of these strategies.

Given the currently narrow gap between the yields of higher- and lower-rated investment-grade bonds, and that the U.S. economy appears at an inflection point, we've adopted what we consider to be a more in-line position compared with Cal Long-Term's peer group where these strategies are concerned.

CALIFORNIA LONG-TERM TAX-FREE'S PLACE IN YOUR PORTFOLIO

Cal Long-Term is designed to be a core bond holding and seeks safety of principal and high current income by investing in debt securities issued by cities, counties and municipalities, and U.S. territories.

Because municipal bonds typically don't move in lock-step with equities, Cal
Long-Term potentially offers diversification benefits for investors. But it's important to keep in mind that even diversification does not ensure against losses.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/06               2/28/06
--------------------------------------------------------------------------------
AAA                                          56%                   62%
--------------------------------------------------------------------------------
AA                                            8%                    9%
--------------------------------------------------------------------------------
A                                            14%                    7%
--------------------------------------------------------------------------------
BBB                                          17%                   18%
--------------------------------------------------------------------------------
Not Rated                                     5%                    4%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Certificate of Participation
(COPs)/Leases                                                      22%
--------------------------------------------------------------------------------
General Obligation (GO)                                            12%
--------------------------------------------------------------------------------
Hospital Revenue                                                   10%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                              9%
--------------------------------------------------------------------------------
Land Based                                                          8%
--------------------------------------------------------------------------------

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.9%

CALIFORNIA -- 93.1%
--------------------------------------------------------------------------------
      $ 5,235,000  Antioch Public Financing Auth.
                   Lease Rev., Series 2002 A,
                   (Municipal Facilities), 5.50%,
                   1/1/32 (MBIA)                                   $  5,550,621
--------------------------------------------------------------------------------
        4,730,000  Antioch Public Financing Auth.
                   Lease Rev., Series 2002 B,
                   (Municipal Facilities), 5.625%,
                   1/1/22 (MBIA)                                      5,067,722
--------------------------------------------------------------------------------
        6,005,000  Antioch Public Financing Auth.
                   Lease Rev., Series 2002 B,
                   (Municipal Facilities), 5.625%,
                   1/1/27 (MBIA)                                      6,399,168
--------------------------------------------------------------------------------
        1,395,000  Avenal Public Financing Auth.
                   Rev., 5.00%, 9/1/25                                1,431,089
--------------------------------------------------------------------------------
          820,000  Banning COP, (Wastewater
                   System, Refunding &
                   Improvement), 8.00%, 1/1/19
                   (Ambac)                                              963,746
--------------------------------------------------------------------------------
        4,135,000  Bell Community
                   Redevelopment Agency Tax
                   Allocation Rev., (Bell
                   Redevelopment Project Area),
                   5.625%, 10/1/33 (RADIAN)                           4,457,199
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School
                   District GO, Series 2001 B,
                   (Election of 1999), 5.375%,
                   8/1/17, Prerefunded at 101%
                   of Par (FSA)(1)                                    1,316,655
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School
                   District GO, Series 2001 B,
                   (Election of 1999), 5.375%,
                   8/1/18, Prerefunded at 101%
                   of Par (FSA)(1)                                    1,316,655
--------------------------------------------------------------------------------
        3,500,000  Big Bear Lake Water Rev.,
                   6.00%, 4/1/22 (MBIA)                               4,152,890
--------------------------------------------------------------------------------
        5,000,000  California County Tobacco
                   Securitization Agency Rev.,
                   5.25%, 6/1/46                                      5,043,450
--------------------------------------------------------------------------------
        7,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.00%, 10/1/36                        7,037,800
--------------------------------------------------------------------------------
        2,000,000  California Educational Facilities
                   Auth. Rev., (University of
                   Pacific), 5.25%, 11/1/34                           2,105,920
--------------------------------------------------------------------------------
        8,570,000  California Educational Facilities
                   Auth. Rev., (University of
                   Southern California), 5.50%,
                   10/1/27                                            9,055,919
--------------------------------------------------------------------------------
        1,920,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/32                                            2,038,656
--------------------------------------------------------------------------------
        1,220,000  California Educational Facilities
                   Auth. Rev., Series 2004 C,
                   (Lutheran University), 5.00%,
                   10/1/29                                            1,257,991
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (University La Verne), 5.00%,
                   6/1/35 (GO of University)                       $  2,035,320
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.375%,
                   10/1/10, Prerefunded at
                   100% of Par (XLCA-ICR)(1)                          5,362,550
--------------------------------------------------------------------------------
        3,000,000  California GO, 6.125%,
                   10/1/11 (Ambac)                                    3,350,400
--------------------------------------------------------------------------------
       13,185,000  California GO, 5.00%, 2/1/33(2)                   13,625,774
--------------------------------------------------------------------------------
        8,000,000  California GO, 5.00%, 6/1/34                       8,287,680
--------------------------------------------------------------------------------
        3,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/09(3)                                  2,658,360
--------------------------------------------------------------------------------
          240,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 A, 6.75%, 3/1/20
                   (California Mortgage Insurance)                      240,535
--------------------------------------------------------------------------------
        5,165,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1993 C, (St. Francis Memorial
                   Hospital), 5.875%, 11/1/23(1)                      6,197,690
--------------------------------------------------------------------------------
        7,500,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2003 A, (The
                   J. Paul Getty Trust), VRDN,
                   3.90%, 12/1/11                                     7,577,100
--------------------------------------------------------------------------------
        4,000,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Department of Corrections),
                   5.00%, 12/1/19 (Ambac)                             4,308,440
--------------------------------------------------------------------------------
        6,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department of General
                   Services - Butterfield),
                   5.25%, 6/1/30                                      6,346,560
--------------------------------------------------------------------------------
        2,400,000  California Public Works Board
                   Rev., Series 2003 C,
                   (Department Corrections),
                   5.00%, 6/1/24                                      2,499,744
--------------------------------------------------------------------------------
        3,240,000  California Statewide
                   Communities Development
                   Auth. COP, (Gemological
                   Institute), 6.75%, 5/1/10
                   (Connie Lee)(1)                                    3,469,262
--------------------------------------------------------------------------------
        9,815,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 1998 A,
                   (Sherman Oaks Project),
                   5.00%, 8/1/22 (Ambac)(2)                          10,516,183
--------------------------------------------------------------------------------
        5,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2001 C,
                   (Kaiser Permanente), VRDN,
                   5.25%, 8/1/31                                      5,286,900
--------------------------------------------------------------------------------
        6,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Sutter Health), 5.00%,
                   11/15/43                                           6,658,080
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Thomas Jefferson School of
                   Law), 4.875%, 10/1/35                           $  1,010,570
--------------------------------------------------------------------------------
       10,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2006 B,
                   (Kaiser Permanente), 5.25%,
                   3/1/45(2)                                         10,452,599
--------------------------------------------------------------------------------
        6,060,000  Campbell Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, 5.00%,
                   10/1/32 (Ambac)                                    6,325,004
--------------------------------------------------------------------------------
        5,695,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (Refunding
                   Issue 1988-1), 6.50%, 9/1/14
                   (FSA)                                              5,888,858
--------------------------------------------------------------------------------
        1,520,000  Castaic Lake Water Agency
                   COP, Series 1994 A, (Water
                   System Improvement), 7.00%,
                   8/1/12 (MBIA)                                      1,787,201
--------------------------------------------------------------------------------
        1,320,000  Coalinga Public Financing
                   Auth. Local Obligation Rev.,
                   Series 1998 A, 6.375%,
                   9/15/21 (Ambac)                                    1,651,188
--------------------------------------------------------------------------------
        2,615,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Concord Avenue Parking
                   Structure), 5.125%, 3/1/23                         2,721,718
--------------------------------------------------------------------------------
        2,580,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Police Facilities), 5.25%,
                   8/1/13                                             2,817,386
--------------------------------------------------------------------------------
        2,200,000  Contra Costa Water District
                   Rev., Series 1992 E, 6.25%,
                   10/1/12 (Ambac)                                    2,398,528
--------------------------------------------------------------------------------
        3,590,000  Fontana Redevelopment
                   Agency Tax Allocation Rev.,
                   (Sierra Corridor), 5.50%,
                   9/1/34                                             3,760,166
--------------------------------------------------------------------------------
        2,225,000  Fresno Sewer Rev., Series
                   1993 A1, 6.25%, 9/1/14
                   (Ambac)                                            2,612,773
--------------------------------------------------------------------------------
        5,010,000  Hillsborough School District
                   GO, Series 2006 B, (Election
                   of 2002), 4.87%, 9/1/30(3)                         1,641,777
--------------------------------------------------------------------------------
        5,335,000  Hillsborough School District
                   GO, Series 2006 B, (Election
                   of 2002), 4.88%, 9/1/31(3)                         1,661,959
--------------------------------------------------------------------------------
        5,000,000  Huntington Beach Union High
                   School District GO, (Election
                   of 2004), 5.00%, 8/1/31
                   (MBIA)(3)                                          1,563,650
--------------------------------------------------------------------------------
        9,350,000  Imperial Irrigation District
                   COP, (Water Systems), 5.50%,
                   7/1/29 (Ambac)(2)                                 10,046,013
--------------------------------------------------------------------------------
        3,000,000  Independent Cities Lease
                   Finance Auth. Rev., Series
                   2006 A, (San Juan Mobile
                   Estates), 5.125%, 5/15/41                          3,044,460
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  Irvine Unified School District
                   Financing Auth. Special Tax
                   Rev., Series 2006 A, 5.125%,
                   9/1/36                                          $  5,054,600
--------------------------------------------------------------------------------
        1,815,000  Kern High School District GO,
                   7.15%, 8/1/14 (MBIA)(1)                            2,240,127
--------------------------------------------------------------------------------
        1,340,000  Kern High School District GO,
                   Series 1992 C, 6.25%, 8/1/13
                   (MBIA)(1)                                          1,555,217
--------------------------------------------------------------------------------
        3,630,000  Kern High School District GO,
                   Series 1993 D, 7.00%, 8/1/17
                   (MBIA)(1)                                          3,939,857
--------------------------------------------------------------------------------
        1,250,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   5.60%, 2/1/34                                      1,318,988
--------------------------------------------------------------------------------
        1,335,000  Little Lake City School District
                   GO, Series 2000 A, 6.125%,
                   7/1/10, Prerefunded at 101%
                   of Par (FSA)(1)                                    1,475,869
--------------------------------------------------------------------------------
        2,240,000  Lodi Unified School District
                   COP, Series 2005 A, (Aspire),
                   5.00%, 8/1/32 (FGIC)                               2,332,445
--------------------------------------------------------------------------------
        1,605,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/21                                            1,676,005
--------------------------------------------------------------------------------
        8,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   5.75%, 8/10/18                                     9,314,560
--------------------------------------------------------------------------------
        1,915,000  Mid-Peninsula Regional Open
                   Space District Financing Auth.
                   Rev., 5.90%, 9/1/14 (Ambac)                        1,936,774
--------------------------------------------------------------------------------
        9,525,000  Modesto, Stockton, Redding
                   Public Power Agency Rev.,
                   Series 1989 D, (San Juan),
                   6.75%, 7/1/20 (MBIA)(1)(2)                        11,393,518
--------------------------------------------------------------------------------
        1,065,000  Mountain View School District
                   Santa Clara County GO, Series
                   2000 B, 6.125%, 7/1/10,
                   Prerefunded at 101% of Par
                   (FSA)(1)                                           1,175,355
--------------------------------------------------------------------------------
        1,000,000  New Haven Unified School
                   District GO, 12.00%, 8/1/18
                   (FSA)                                              1,748,960
--------------------------------------------------------------------------------
        6,000,000  Northern Inyo County Local
                   Hospital District GO, 5.60%,
                   8/1/35                                             6,450,300
--------------------------------------------------------------------------------
        6,110,000  Oakland Redevelopment
                   Agency Tax Allocation Rev.,
                   (Central District), 5.50%,
                   2/1/14 (Ambac)                                     6,558,352
--------------------------------------------------------------------------------
        1,680,000  Oceanside COP, Series 2003 A,
                   5.25%, 4/1/17 (Ambac)                              1,810,822
--------------------------------------------------------------------------------
        7,130,000  Ontario COP, (Water System
                   Improvement), 5.00%, 7/1/29
                   (MBIA)                                             7,432,027
--------------------------------------------------------------------------------
        4,650,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   5.20%, 8/15/34                                     4,724,447
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  850,000  Orange County Improvement
                   Board Act of 1915 Special
                   Assessment, 5.00%, 9/2/26                       $    864,391
--------------------------------------------------------------------------------
        1,250,000  Orange County Improvement
                   Board Act of 1915 Special
                   Assessment, 5.05%, 9/2/33                          1,258,300
--------------------------------------------------------------------------------
        2,000,000  Orange County Special
                   Assessment, 5.00%, 9/2/28                          2,010,800
--------------------------------------------------------------------------------
        2,000,000  Orange County Special
                   Assessment, 5.10%, 9/2/33                          2,012,200
--------------------------------------------------------------------------------
        3,100,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/22
                   (MBIA)                                             3,679,483
--------------------------------------------------------------------------------
        2,550,000  Pasadena COP, (Old Pasadena
                   Parking Facility), 6.25%,
                   1/1/18                                             2,892,108
--------------------------------------------------------------------------------
        1,450,000  Perris Public Financing Auth.
                   Tax Allocation Rev., 5.35%,
                   10/1/36                                            1,470,344
--------------------------------------------------------------------------------
        2,500,000  Pico Rivera Water Auth. Rev.,
                   Series 1999 A, (Water
                   Systems), 5.50%, 5/1/29
                   (MBIA)                                             2,898,100
--------------------------------------------------------------------------------
        1,130,000  Pomona COP, Series 2002 AE,
                   (Mission Promenade), 5.375%,
                   10/1/19 (Ambac)                                    1,195,992
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2000 A, 6.55%,
                   8/1/29 (MBIA)                                      1,305,590
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2001 A, 6.15%,
                   8/1/30 (MBIA)                                      1,218,640
--------------------------------------------------------------------------------
        1,110,000  Poway Redevelopment Agency
                   COP, (Paguay Redevelopment),
                   5.375%, 12/15/20 (Ambac)                           1,201,864
--------------------------------------------------------------------------------
        5,525,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 6-4),
                   5.125%, 9/1/35                                     5,580,526
--------------------------------------------------------------------------------
          585,000  Redlands Unified School
                   District COP, 6.00%, 9/1/12
                   (FSA)                                                586,112
--------------------------------------------------------------------------------
        2,500,000  Riverside County COP, Series
                   2005 A, (Family Law), 5.00%,
                   11/1/36 (FGIC)                                     2,605,300
--------------------------------------------------------------------------------
        1,580,000  Riverside Redevelopment
                   Agency Rev., Series 2004 A,
                   (Tax Allocation), 5.00%,
                   8/1/28 (FGIC)                                      1,652,949
--------------------------------------------------------------------------------
        2,000,000  RNR School Financing Auth.
                   Special Tax Rev., Series
                   2006 A, (Community Facilities
                   District No. 92-1), 5.00%,
                   9/1/36 (Ambac)                                     2,095,420
--------------------------------------------------------------------------------
        1,500,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (Ambac)                                            1,698,885
--------------------------------------------------------------------------------
        1,915,000  Sacramento City Financing
                   Auth. Rev., 5.60%, 6/1/10,
                   Prerefunded at 101% of Par(1)                      2,075,266
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Saddleback Valley Unified
                   School District Public
                   Financing Auth. Special Tax
                   Rev., Series 1997 A, 6.00%,
                   9/1/16 (FSA)                                    $  1,172,070
--------------------------------------------------------------------------------
        4,640,000  San Diego County COP,
                   (Burnham Institute), 6.25%,
                   9/1/09, Prerefunded at 101%
                   of Par(1)                                          5,036,952
--------------------------------------------------------------------------------
       10,400,000  San Diego County COP, Linked
                   Security, ARC, YCC, 5.625%,
                   9/1/12 (Ambac)                                    10,834,511
--------------------------------------------------------------------------------
        4,185,000  San Francisco City & County
                   Redevelopment Financing
                   Auth. Tax Allocation Rev.,
                   (Mission Bay North Project D),
                   5.00%, 8/1/35                                      4,254,555
--------------------------------------------------------------------------------
        2,715,000  San Marcos Public Facilities
                   Auth. Rev., Series 2000 A,
                   (Tax Increment Project Area 3),
                   6.75%, 10/1/10                                     3,096,729
--------------------------------------------------------------------------------
        3,535,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/15 (MBIA)                               4,166,775
--------------------------------------------------------------------------------
        4,000,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.00%, 7/1/19 (MBIA)                               4,767,760
--------------------------------------------------------------------------------
        3,355,000  Santa Barbara County GO,
                   5.50%, 10/1/22 (Ambac)                             3,670,773
--------------------------------------------------------------------------------
        2,000,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 B,
                   (Improvement Districts 3, 3A,
                   4, 4A), 7.25%, 8/1/14 (MBIA)                       2,475,420
--------------------------------------------------------------------------------
        1,285,000  Santa Rosa Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, 5.00%, 8/1/25
                   (Ambac)                                            1,354,403
--------------------------------------------------------------------------------
        1,150,000  Santa Rosa Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, 5.00%, 8/1/27
                   (Ambac)                                            1,209,490
--------------------------------------------------------------------------------
        2,470,000  Shasta Lake Public Finance
                   Auth. Rev., 5.00%, 4/1/25                          2,521,747
--------------------------------------------------------------------------------
        2,430,000  Sierra Joint Community
                   College District GO, Series
                   2005 A, 5.00%, 8/1/29 (FGIC)                       2,553,857
--------------------------------------------------------------------------------
        2,500,000  South Coast Air Quality
                   Management District Building
                   Corp. Rev., (Installment Sale
                   Headquarters), 6.00%, 8/1/11
                   (Ambac)                                            2,769,625
--------------------------------------------------------------------------------
        2,705,000  South Gate COP, Series 2002 A,
                   5.50%, 9/1/21 (Ambac)                              2,978,989
--------------------------------------------------------------------------------
        2,000,000  South Gate Public Financing
                   Auth. Tax Allocation Rev.,
                   (Redevelopment Project No. 1),
                   5.75%, 9/1/22 (XLCA)                               2,231,400
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,315,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/28
                   (Ambac)                                         $  2,438,390
--------------------------------------------------------------------------------
        7,315,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/12 (FSA)                     8,510,929
--------------------------------------------------------------------------------
        3,730,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/13 (FSA)                     4,392,635
--------------------------------------------------------------------------------
        2,000,000  Southern Orange County
                   Finance Auth. Special Tax Rev.,
                   Series 1994 A, 7.00%, 9/1/11
                   (MBIA)                                             2,308,820
--------------------------------------------------------------------------------
        1,370,000  Stanton Redevelopment
                   Agency Tax Allocation Rev.,
                   (Community Development),
                   5.45%, 12/1/17 (Ambac)                             1,403,483
--------------------------------------------------------------------------------
        2,850,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.70%,
                   12/1/14                                            2,954,966
--------------------------------------------------------------------------------
        2,000,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 6.05%, 1/1/17                           2,032,240
--------------------------------------------------------------------------------
        2,885,000  Torrance COP, Series 2005 B,
                   (Refinancing & Public
                   Improvement), 5.25%, 6/1/34
                   (Ambac)                                            3,069,092
--------------------------------------------------------------------------------
        1,215,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/18                      1,299,819
--------------------------------------------------------------------------------
        1,285,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/19                      1,371,995
--------------------------------------------------------------------------------
        2,500,000  Ukiah Electric Rev., 6.25%,
                   6/1/18 (MBIA)                                      2,898,650
--------------------------------------------------------------------------------
        1,000,000  University of California Rev.,
                   Series 2004 A, (UCLA Medical
                   Center), 5.50%, 5/15/24
                   (Ambac)                                            1,090,710
--------------------------------------------------------------------------------
        1,000,000  University of California Rev.,
                   Series 2005 F, 4.75%,
                   5/15/35 (FSA)                                      1,019,650
--------------------------------------------------------------------------------
        1,445,000  Walnut Valley Unified School
                   District GO, Series 1992 B,
                   6.00%, 8/1/10 (Ambac)(1)                           1,578,590
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,020,000  Watsonville Insured Hospital
                   Rev., Series 1996 A,
                   (Community Hospital), 6.20%,
                   7/1/12 (California Mortgage
                   Insurance)(1)                                   $  3,309,950
--------------------------------------------------------------------------------
        4,525,000  Woodland COP, (Wastewater
                   System Reference), 5.75%,
                   3/1/12 (Ambac)                                     5,002,252
--------------------------------------------------------------------------------
                                                                    415,217,629
--------------------------------------------------------------------------------
PUERTO RICO -- 5.8%
--------------------------------------------------------------------------------
       21,500,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.85%, 10/3/06 (Acquired
                   1/17/06, Cost $21,500,000)(4)                     21,496,345
--------------------------------------------------------------------------------
        4,000,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/17 (XLCA)                              4,355,440
--------------------------------------------------------------------------------
                                                                     25,851,785
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $416,237,921)                                                 441,069,414
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES -- 0.3%

CALIFORNIA -- 0.3%
--------------------------------------------------------------------------------
        1,000,000  San Diego County Water Auth.
                   Rev. COP, (Registration Rites),
                   Yield Curve Notes, Inverse
                   Floater, 5.95%, 4/22/09
                   (FGIC)(5)
(Cost $1,017,671)                                                     1,106,780
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

          593,000  Federated California Municipal
                   Cash Trust
(Cost $593,000)                                                         593,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 99.3%
(Cost $417,848,592)                                                 442,769,194
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.7%                                  3,230,546
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $445,999,740
================================================================================

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2006

FUTURES CONTRACTS

                              Expiration        Underlying Face      Unrealized
    Contracts Purchased          Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
    162  U.S. Treasury
         2-Year Notes        December 2006        $33,103,688           $47,730
                                             ===================================

                              Expiration        Underlying Face      Unrealized
      Contracts Sold             Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
     90  U.S. Treasury
         10-Year Notes       December 2006         $9,663,750          $(40,984)
                                             ===================================

SWAP AGREEMENTS

                                                                                         Unrealized
  Notional Amount             Description of Agreement                 Expiration Date   Gain (Loss)
----------------------------------------------------------------------------------------------------
INTEREST RATE SWAP
----------------------------------------------------------------------------------------------------
   $13,000,000      Receive semiannually a variable rate based on the    October 2016     $(299,022)
                    weekly Bond Market Association Index and pay                        ============
                    semiannually a fixed rate equal to 4.137% with
                    Morgan Stanley Capital Services, Inc.

NOTES TO SCHEDULE OF INVESTMENTS

ARC = Auction Rate Certificate

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.

XLCA = XL Capital Ltd.

XLCA-ICR = XL Capital Ltd. -- Insured Custodial Receipts

YCC = Yield Curve Certificate

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security, or a portion thereof, has been segregated for a futures contracts and/or swap agreement.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006 was $21,496,345, which represented 4.8% of total net assets.

(5) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                    BEGINNING         ENDING       DURING PERIOD(1)   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE       3/1/06 -        EXPENSE
                      3/1/06          8/31/06           8/31/06        RATIO(1)
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual
(after waiver)(2)     $1,000         $1,015.00           $2.59          0.51%
--------------------------------------------------------------------------------
Actual
(before waiver)       $1,000         $1,015.00(3)        $2.64          0.52%
--------------------------------------------------------------------------------
Hypothetical
(after waiver)(2)     $1,000         $1,022.63           $2.60          0.51%
--------------------------------------------------------------------------------
Hypothetical
(before waiver)       $1,000         $1,022.58           $2.65          0.52%
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                $1,000         $1,017.20           $2.49          0.49%
--------------------------------------------------------------------------------
Hypothetical          $1,000         $1,022.74           $2.50          0.49%
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE BOND INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                $1,000         $1,018.40           $2.49          0.49%
--------------------------------------------------------------------------------
Hypothetical          $1,000         $1,022.74           $2.50          0.49%
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                $1,000         $1,018.30           $2.49          0.49%
--------------------------------------------------------------------------------
Hypothetical          $1,000         $1,022.74           $2.50          0.49%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended August 31, 2006, the investment advisor waived a portion of the class's management fee.

(3) Ending account value assumes the return after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------

Statement of Assets and Liabilities

AUGUST 31, 2006
----------------------------------------------------------------------------------------------------
                                        CALIFORNIA      CALIFORNIA                      CALIFORNIA
                                         TAX-FREE      LIMITED-TERM     CALIFORNIA       LONG-TERM
                                       MONEY MARKET      TAX-FREE      TAX-FREE BOND     TAX-FREE
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $526,507,715,
$149,237,389, $416,091,434
and $417,848,592, respectively)        $526,507,715    $151,255,640    $432,207,740    $442,769,194
-----------------------------------
Cash                                        959,304         580,531       1,935,206              --
-----------------------------------
Receivable for variation margin
on futures contracts                             --              --           9,094           9,281
-----------------------------------
Interest receivable                       2,789,449       1,730,763       5,399,245       6,087,297
-----------------------------------
Prepaid portfolio insurance                  41,188              --              --              --
----------------------------------------------------------------------------------------------------
                                        530,297,656     153,566,934     439,551,285     448,865,772
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                              --              --              --         182,947
-----------------------------------
Payable for investments purchased                --              --       6,987,523       1,658,973
-----------------------------------
Payable for variation margin
on futures contracts                             --           3,609              --              --
-----------------------------------
Unrealized depreciation
on swap agreements                               --              --              --         299,022
-----------------------------------
Accrued management fees                     211,023          63,394         175,856         183,148
-----------------------------------
Dividends payable                            73,828          92,224         335,555         541,942
----------------------------------------------------------------------------------------------------
                                            284,851         159,227       7,498,934       2,866,032
----------------------------------------------------------------------------------------------------

NET ASSETS                             $530,012,805    $153,407,707    $432,052,351    $445,999,740
====================================================================================================
CAPITAL SHARES
----------------------------------------------------------------------------------------------------
Outstanding (unlimited number
of shares authorized)                   530,098,344      14,698,076      38,747,902      39,267,244
====================================================================================================

NET ASSET VALUE PER SHARE                     $1.00          $10.44          $11.15          $11.36
====================================================================================================
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Capital paid in                        $530,098,344    $152,896,160    $416,574,672    $420,644,152
-----------------------------------
Accumulated undistributed net
investment income (loss)                         --          38,268              --            (918)
-----------------------------------
Accumulated undistributed net
realized gain (loss) on
investment transactions                     (85,539)     (1,533,988)       (645,402)        728,180
-----------------------------------
Net unrealized appreciation
on investments                                   --       2,007,267      16,123,081      24,628,326
----------------------------------------------------------------------------------------------------
                                       $530,012,805    $153,407,707    $432,052,351    $445,999,740
====================================================================================================

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED AUGUST 31, 2006
----------------------------------------------------------------------------------------------------
                                        CALIFORNIA      CALIFORNIA                      CALIFORNIA
                                         TAX-FREE      LIMITED-TERM     CALIFORNIA       LONG-TERM
                                       MONEY MARKET      TAX-FREE      TAX-FREE BOND     TAX-FREE
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
INCOME:
-----------------------------------
Interest                                $17,456,253     $ 6,597,442     $19,955,906     $22,504,041
----------------------------------------------------------------------------------------------------

EXPENSES:
-----------------------------------
Management fees                           2,718,650         803,580       2,098,107       2,210,777
-----------------------------------
Trustees' fees and expenses                  26,657           8,026          20,750          21,951
-----------------------------------
Portfolio insurance                         101,639              --              --              --
-----------------------------------
Other expenses                               11,656             636             943             897
----------------------------------------------------------------------------------------------------
                                          2,858,602         812,242       2,119,800       2,233,625
----------------------------------------------------------------------------------------------------
Amount waived                                (7,101)             --              --              --
----------------------------------------------------------------------------------------------------
                                          2,851,501         812,242       2,119,800       2,233,625
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    14,604,752       5,785,200      17,836,106      20,270,416
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-----------------------------------
Investment transactions                      13,452        (322,556)       (633,490)      1,301,092
-----------------------------------
Futures and swaps transactions                   --         501,837          57,990         590,632
----------------------------------------------------------------------------------------------------
                                             13,452         179,281        (575,500)      1,891,724
----------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
-----------------------------------
Investments                                      --      (1,974,141)     (6,337,779)     (9,787,316)
-----------------------------------
Futures and swaps                                --          99,652          96,979          45,899
----------------------------------------------------------------------------------------------------
                                                 --      (1,874,489)     (6,240,800)     (9,741,417)
----------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                       13,452      (1,695,208)     (6,816,300)     (7,849,693)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS        $14,618,204     $ 4,089,992     $11,019,806     $12,420,723
====================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2006 AND AUGUST 31, 2005
----------------------------------------------------------------------------------------------------
                                           CALIFORNIA TAX-FREE           CALIFORNIA LIMITED-TERM
                                               MONEY MARKET                     TAX-FREE
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2006            2005            2006            2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                 $  14,604,752   $   9,237,822    $  5,785,200    $  6,064,310
-----------------------------------
Net realized gain (loss)                     13,452         (58,216)        179,281        (775,383)
-----------------------------------
Change in net unrealized
appreciation (depreciation)                      --              --      (1,874,489)     (2,639,000)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          14,618,204       9,179,606       4,089,992       2,649,927
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income              (14,639,943)     (9,239,818)     (5,785,200)     (6,064,310)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Proceeds from shares sold               347,736,527     396,325,080      25,403,653      37,323,721
-----------------------------------
Proceeds from reinvestment
of distributions                         13,208,510       7,618,474       4,598,750       4,769,915
-----------------------------------
Payments for shares redeemed           (448,266,306)   (387,409,633)    (56,315,956)    (77,212,251)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                      (87,321,269)     16,533,921     (26,313,553)    (35,118,615)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (87,343,008)     16,473,709     (28,008,761)    (38,532,998)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     617,355,813     600,882,104     181,416,468     219,949,466
----------------------------------------------------------------------------------------------------
End of period                         $ 530,012,805   $ 617,355,813    $153,407,707    $181,416,468
====================================================================================================

Undistributed net
investment income                                --         $35,191         $38,268              --
====================================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
----------------------------------------------------------------------------------------------------
Sold                                    347,736,527     396,325,080       2,435,151       3,516,615
-----------------------------------
Issued in reinvestment
of distributions                         13,208,510       7,618,474         441,405         450,191
-----------------------------------
Redeemed                               (448,266,306)   (387,409,633)     (5,401,175)     (7,283,420)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                  (87,321,269)     16,533,921      (2,524,619)     (3,316,614)
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2006 AND AUGUST 31, 2005
----------------------------------------------------------------------------------------------------
                                         CALIFORNIA TAX-FREE BOND      CALIFORNIA LONG-TERM TAX-FREE
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2006            2005            2006            2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                  $ 17,836,106    $ 16,984,277    $ 20,270,416    $ 20,699,015
-----------------------------------
Net realized gain (loss)                   (575,500)      1,072,107       1,891,724       9,883,190
-----------------------------------
Change in net unrealized
appreciation (depreciation)              (6,240,800)     (4,316,232)     (9,741,417)     (6,109,073)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          11,019,806      13,740,152      12,420,723      24,473,132
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income              (17,836,106)    (16,984,277)    (20,295,458)    (20,699,015)
-----------------------------------
From net realized gains                     (94,332)             --      (9,266,373)             --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                      (17,930,438)    (16,984,277)    (29,561,831)    (20,699,015)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Proceeds from shares sold                80,506,950      64,497,591      31,375,500      39,091,188
-----------------------------------
Proceeds from reinvestment
of distributions                         13,772,910      12,613,777      20,711,757      13,833,162
-----------------------------------
Payments for shares redeemed            (91,203,590)    (56,635,099)    (64,900,152)    (49,635,245)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                        3,076,270      20,476,269     (12,812,895)      3,289,105
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            (3,834,362)     17,232,144     (29,954,003)      7,063,222

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     435,886,713     418,654,569     475,953,743     468,890,521
----------------------------------------------------------------------------------------------------
End of period                          $432,052,351    $435,886,713    $445,999,740    $475,953,743
====================================================================================================

Accumulated undistributed net
investment income (loss)                         --              --           $(918)        $25,042
====================================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
----------------------------------------------------------------------------------------------------
Sold                                      7,245,872       5,691,790       2,752,233       3,331,527
-----------------------------------
Issued in reinvestment
of distributions                          1,239,909       1,111,967       1,826,737       1,178,722
-----------------------------------
Redeemed                                 (8,221,693)     (4,999,187)     (5,710,155)     (4,238,058)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                      264,088       1,804,570     (1,131,185)         272,191
====================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

AUGUST 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund
(Tax-Free Money Market), California Limited-Term Tax-Free Fund (Limited-Term),
California Tax-Free Bond Fund (formerly California Intermediate-Term Tax-Free
Fund) (Tax-Free Bond), and California Long-Term Tax-Free Fund (Long-Term)
(collectively, the funds) are four funds in a series issued by the trust. The funds are diversified under the 1940 Act. The funds' investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. Tax-Free Money Market, Limited-Term and Long-Term invest primarily in municipal obligations with maturities based on the maturity range described in that fund's name. Tax-Free Bond invests primarily in municipal obligations of all maturity ranges. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Limited-Term, Tax-Free Bond and Long-Term are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Limited-Term, Tax-Free Bond and Long-Term may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Limited-Term, Tax-Free Bond and Long-Term are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by Limited-Term, Tax-Free Bond and Long-Term. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Limited-Term, Tax-Free Bond and
Long-Term recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- Limited-Term, Tax-Free Bond and Long-Term may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Limited-Term,
Tax-Free Bond and Long-Term will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

and unrealized losses are reported as a liability on the Statement of Assets and
Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation) on futures and swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc., (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for Limited-Term, Tax-Free Bond, and Long-Term. The
rates for the Complex Fee range from 0.2500% to 0.3100%. Effective August 1,
2006 through July 31, 2007, ACIM has voluntarily agreed to waive 0.016% of its management fee for Tax-Free Money Market. The waiver had no impact on the ratio of operating expenses to average net assets and the ratio of net investment income to average net assets. For the year ended August 31, 2006, the effective annual management fee was 0.49% for each of the funds.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac
Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums to Ambac, which are amortized daily over one year. For the year ended
August 31, 2006, the annualized ratio of money market insurance expense to average net assets was 0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC.

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

Limited-Term, Tax-Free Bond and Long-Term have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
August 31, 2006, were  as follows:

--------------------------------------------------------------------------------
                                LIMITED-TERM     TAX-FREE BOND      LONG-TERM
--------------------------------------------------------------------------------
Cost of purchases                $26,800,663     $153,031,121      $139,176,816
--------------------------------------------------------------------------------
Proceeds from sales              $40,365,082     $145,518,719      $187,955,632
--------------------------------------------------------------------------------

All investment transactions for Tax-Free Money Market were considered short-term during the year ended August 31, 2006.

4. BANK LINE OF CREDIT

Limited-Term, Tax-Free Bond and Long-Term, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc., have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. Limited-Term,
Tax-Free Bond and Long-Term may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. Limited-Term, Tax-Free Bond and Long-Term did not borrow from the line during the year ended August 31, 2006.

5. RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

6. CORPORATE EVENT

On May 26, 2005, the Trustees approved a name and policy change for California
Intermediate-Term Tax-Free Fund. Effective January 1, 2006, the fund was renamed to California Tax-Free Bond Fund and its investment policy was broadened to allow its portfolio to hold investment-grade securities of all maturity ranges.

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2006

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 were as follows:

--------------------------------------------------------------------------------
                            TAX-FREE MONEY MARKET            LIMITED-TERM
--------------------------------------------------------------------------------
                             2006           2005          2006         2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Exempt income             $14,639,943    $9,239,818    $5,785,200    $6,064,310
--------------------------------------------------------------------------------
Long-term capital gains            --            --            --            --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TAX-FREE BOND                 LONG-TERM
--------------------------------------------------------------------------------
                             2006           2005          2006         2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Exempt income             $17,836,106   $16,984,277   $20,596,706   $20,699,015
--------------------------------------------------------------------------------
Long-term capital gains       $94,332            --    $8,965,125            --
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

-----------------------------------------------------------------------------------------------------
                                          TAX-FREE
                                        MONEY MARKET    LIMITED-TERM    TAX-FREE BOND     LONG-TERM
-----------------------------------------------------------------------------------------------------
Federal tax cost of investments         $526,507,715    $149,237,389    $416,091,434    $417,848,592
=====================================================================================================
Gross tax appreciation of investments             --      $2,218,769     $16,150,786     $24,951,812
-------------------------------------
Gross tax depreciation of investments             --        (200,518)        (34,480)        (31,210)
-----------------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments                     --      $2,018,251     $16,116,306     $24,920,602
=====================================================================================================
Net tax appreciation
(depreciation) on derivatives                     --              --              --        (299,022)
-----------------------------------------------------------------------------------------------------
Net tax appreciation (depreciation)               --      $2,018,251     $16,116,306     $24,621,580
=====================================================================================================
Undistributed exempt income                       --         $38,268              --           $(918)
-------------------------------------
Accumulated long-term gains                       --              --              --        $734,926
-------------------------------------
Accumulated capital losses                  $(83,841)    $(1,311,283)             --              --
-------------------------------------
Capital loss deferrals                       $(1,698)      $(233,689)      $(638,627)             --
-----------------------------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial statement purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                                           2013          2014
--------------------------------------------------------------------------------
Tax-Free Money Market                                          --      $(83,841)
--------------------------------------------------------------------------------
Limited-Term                                            $(905,690)    $(405,593)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the ten-month period ended August 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2006

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board issued Interpretation No.
48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB
Statement No. 109" (the Interpretation). The Interpretation establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The
Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has recently begun to evaluate the application of the Interpretation to each fund, and is not in a position at this time to estimate the significance of its impact, if any, on each fund's financial statements.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate exempt interest and capital gain distributions for the fiscal year ended August 31, 2006, as follows:

--------------------------------------------------------------------------------
                     TAX-FREE
                   MONEY MARKET    LIMITED-TERM    TAX-FREE BOND     LONG-TERM
--------------------------------------------------------------------------------
Exempt interest
distributions       $14,767,159     $5,770,787      $17,866,517     $20,300,781
--------------------------------------------------------------------------------
Long-term
capital gains                --             --          $92,462      $8,965,125
--------------------------------------------------------------------------------

Long-Term hereby designates $300,330 of qualified short-term capital gains distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended August 31, 2006.

------

California Tax-Free Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.03       0.02       0.01       0.01       0.01
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.03)     (0.02)     (0.01)     (0.01)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00      $1.00      $1.00      $1.00      $1.00
================================================================================
  TOTAL RETURN(1)              2.70%      1.54%      0.58%      0.73%      1.24%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.52%      0.52%      0.52%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.64%      1.53%      0.57%      0.76%      1.24%
-------------------------
Net Assets, End of Period
(in thousands)              $530,013   $617,356   $600,882   $621,747   $528,188
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.53     $10.71     $10.70     $10.82     $10.69
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.37       0.32       0.28       0.30       0.35
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.09)     (0.18)      0.01      (0.10)      0.16
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.28       0.14       0.29       0.20       0.51
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.37)     (0.32)     (0.28)     (0.30)     (0.35)
-------------------------
  From Net Realized Gains        --         --       --(1)     (0.02)     (0.03)
--------------------------------------------------------------------------------
  Total Distributions         (0.37)     (0.32)     (0.28)     (0.32)     (0.38)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.44     $10.53     $10.71     $10.70     $10.82
================================================================================
  TOTAL RETURN(2)              2.68%      1.33%      2.75%      1.87%      4.91%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.49%      0.49%      0.50%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.50%      3.01%      2.59%      2.78%      3.30%
-------------------------
Portfolio Turnover Rate          18%        78%        55%        34%        50%
-------------------------
Net Assets, End of Period
(in thousands)              $153,408   $181,416   $219,949   $228,030   $205,066
--------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

California Tax-Free Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $11.33     $11.41     $11.28     $11.55     $11.47
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.46       0.46       0.44       0.45       0.47
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.18)     (0.08)      0.13      (0.23)      0.15
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.28       0.38       0.57       0.22       0.62
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.46)     (0.46)     (0.44)     (0.45)     (0.47)
-------------------------
  From Net Realized Gains      --(1)        --         --      (0.04)     (0.07)
--------------------------------------------------------------------------------
  Total Distributions         (0.46)     (0.46)     (0.44)     (0.49)     (0.54)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $11.15     $11.33     $11.41     $11.28     $11.55
================================================================================
  TOTAL RETURN(2)              2.58%      3.36%      5.13%      1.91%      5.63%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.49%      0.49%      0.50%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.13%      4.02%      3.87%      3.89%      4.13%
-------------------------
Portfolio Turnover Rate          34%        34%        20%        25%        41%
-------------------------
Net Assets, End of Period
(in thousands)              $432,052   $435,887   $418,655   $451,131   $477,494
--------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $11.78     $11.69     $11.43     $11.75     $11.70
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.51       0.52       0.51       0.53       0.53
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.19)      0.09       0.26      (0.32)      0.05
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.32       0.61       0.77       0.21       0.58
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.51)     (0.52)     (0.51)     (0.53)     (0.53)
-------------------------
  From Net Realized Gains     (0.23)        --       --(1)        --         --
--------------------------------------------------------------------------------
  Total Distributions         (0.74)     (0.52)     (0.51)     (0.53)     (0.53)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $11.36     $11.78     $11.69     $11.43     $11.75
================================================================================
  TOTAL RETURN(2)              2.89%      5.38%      6.83%      1.81%      5.14%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.49%      0.49%      0.50%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.46%      4.40%      4.39%      4.54%      4.58%
-------------------------
Portfolio Turnover Rate          33%        36%        19%        23%        43%
-------------------------
Net Assets, End of Period
(in thousands)              $446,000   $475,954   $468,891   $497,165   $327,150
--------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds
and Shareholders of the California Tax-Free Money Market Fund, California
Limited-Term Tax-Free Fund, California Tax-Free Bond Fund and California
Long-Term Tax-Free Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Tax-Free Money
Market Fund, California Limited-Term Tax-Free Fund, California Tax-Free Bond
Fund and California Long-Term Tax-Free Fund (four of the five funds in the
American Century California Tax-Free and Municipal Funds, hereafter referred to as the "Funds") at August 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 12, 2006

------

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century Services,
LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chief Executive Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries;
President, ACIM, ACGIM and other ACC subsidiaries; Executive Vice President,
ACS; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present). Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (1997 to September 2006
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge, upon request, by calling 1-800-345-2021.

------

Approval of Management Agreements for California Tax-Free Money Market,
California Limited-Term Tax-Free, California Tax-Free Bond and California
Long-Term Tax-Free

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning California Tax-Free Money Market, California Limited-Term
Tax-Free, California Tax-Free Bond and California Long-Term Tax-Free (the
"funds") and the services provided to the funds under the management agreement.
The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning a similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

                                                                    (continued)

------

Approval of Management Agreements for California Tax-Free Money Market,
California Limited-Term Tax-Free, California Tax-Free Bond and California
Long-Term Tax-Free

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds'
performance with that of similar funds not managed by the advisor.

                                                                    (continued)

------

Approval of Management Agreements for California Tax-Free Money Market,
California Limited-Term Tax-Free, California Tax-Free Bond and California
Long-Term Tax-Free

If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. California Tax-Free Money
Market's performance for both the one and three year periods was above the median for its peer group. California Limited-Term Tax-Free's and California
Long-Term Tax-Free's performance fell below the median for both the one and three year periods during the past year. The board discussed the funds'
performance with the advisor and was satisfied with the efforts being undertaken by the advisor. California Tax-Free Bond's performance was above the median for the one year period and just below the median for the three year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and

                                                                    (continued)

------

Approval of Management Agreements for California Tax-Free Money Market,
California Limited-Term Tax-Free, California Tax-Free Bond and California
Long-Term Tax-Free

expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fees of California Tax-Free Money Market and California
Limited-Term Tax Free were below the median of the total expense ratios of their peer groups. The unified fee of California Tax-Free Bond was in the lowest quartile of the total expense ratios of its peer group. The unified fee of
California Long-Term Tax-Free was slightly above the lowest quartile of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entre-

                                                                    (continued)

------

Approval of Management Agreements for California Tax-Free Money Market,
California Limited-Term Tax-Free, California Tax-Free Bond and California
Long-Term Tax-Free

preneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between each of California Limited-Term Tax-Free, California Tax-Free
Bond and California Long-Term Tax-Free and the advisor is fair and reasonable in light of the services provided and should be renewed.

The Directors of California Tax-Free Money Market negotiated a one-year waiver by the advisor of a portion of the management fee. This waiver was proposed by the Directors based on their review of the fund's percentile rank in its peer group universe and the fact that the Directors seek as a general rule to have total expense ratios of fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds. The advisor accepted the principle of the fee waiver based on the fact that the lower fee will result in increased competitiveness of the fund within its peer group universe. The fee waiver, effective August 1, 2006, will result in a lowering of the management fee of the fund by 0.016 percentage points below the current management fee. Following these negotiations with the advisor, the Directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities between two and four years.

The LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.
The LEHMAN BROTHERS NON-INVESTMENT-GRADE MUNICIPAL BOND INDEX is composed of non-investment-grade U.S. municipal securities with a remaining maturity of one year or more.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------

Notes

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century  and American Century
Investments are service marks  of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0610                     ©2006 American Century Proprietary Holdings, Inc.
SH-ANN-51539N            All rights reserved.

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report

August 31, 2006

[photo of fall scene]

California High-Yield Municipal Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the annual report for the American Century
California High-Yield Municipal Fund for the year ended August 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's strategic collaboration with Lance
Armstrong and the Lance Armstrong Foundation (LAF). Our campaign, featuring
Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides this exciting collaboration, we've enjoyed other good news--in January,
American Century was named, for the seventh consecutive year, one of Fortune magazine's 100 Best Companies to Work For in America. Fostering a positive work environment can benefit fund investors as well as our company--it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Table of Contents

Market Perspective                                                          2
   U.S. Fixed-Income Total Returns                                          2

CALIFORNIA HIGH-YIELD MUNICIPAL
Performance                                                                 3
Portfolio Commentary                                                        5
   Portfolio at a Glance                                                    5
   Yields                                                                   5
   Portfolio Composition by Credit Rating                                   6
   Top Five Sectors                                                         6
Shareholder Fee Example                                                     7
Schedule of Investments                                                     9

FINANCIAL STATEMENTS
Statement of Assets and Liabilities                                        16
Statement of Operations                                                    17
Statement of Changes in Net Assets                                         18
Notes to Financial Statements                                              19
Financial Highlights                                                       24
Report of Independent Registered Public Accounting Firm                    28

OTHER INFORMATION
Management                                                                 29
Approval of Management Agreement for
California High-Yield Municipal                                            32
Share Class Information                                                    37
Additional Information                                                     38
Index Definitions                                                          39

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

REACHING AN INFLECTION POINT

The 12 months ended August 31, 2006, provided two economic growth spurts, an inflation scare, and the elevation of short-term interest rates to levels unseen since the U.S. economy sputtered in 2001. Comparisons with 2001 hold some merit--while the Wall Street consensus does not predict a downturn of the magnitude of what happened five years ago, our 12-month reporting period concluded with economic growth and interest rates teetering toward possible declines in the next 12 months.

After two years of steady, mostly predictable, short-term interest rate hikes by the Federal Reserve (the Fed) to harness inflation as the economy grew, the Fed finally paused on August 8, 2006. We believe the Fed halted to assess the impact of its 17 increases (which pushed its overnight rate target to a five-year high of 5.25%) and to try to avoid repeating the mistake it had made in previous cycles of pushing rates too high, tipping the economy into "hard landings."

INFLATION REMAINED A THREAT

Rising inflation complicated matters for the Fed--the 12-month percentage change in the U.S. Labor Department's core consumer price index for August 2006 was
2.8%, the highest rate since November 2001. Some, including a voting member of the Fed's interest rate policy committee, believed inflation at this level warranted continued interest rate hikes. But the consensus forecasted instead that the largely energy price-driven inflation threat would diminish as economic growth declined. Indeed, inflation appeared to moderate at the end of the reporting period as economic growth eased and energy prices fell.

CHALLENGING CONDITIONS FOR BONDS

Higher inflation and rising interest rates during much of the 12-month reporting period caused price declines for most U.S. bonds. Generally speaking, however, coupon returns offset price depreciation, resulting in modestly positive total returns for the period. Longer-term taxable investment-grade securities, which posted negative returns, were a notable exception. On the other hand, economic growth and strong demand boosted high-yield and municipal sector returns, while the Fed's seven rate hikes during the 12 months increased the yields and appeal of money market securities.

U.S. FIXED-INCOME TOTAL RETURNS
For the 12 months ended August 31, 2006
--------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL MARKET INDICES
--------------------------------------------------------------------------------
Municipal Bond                                                3.03%
--------------------------------------------------------------------------------
3-Year Municipal Bond                                         2.27%
--------------------------------------------------------------------------------
5-Year General Obligation (GO)                                2.32%
--------------------------------------------------------------------------------
Long-Term Municipal Bond (22+ years)                          4.08%
--------------------------------------------------------------------------------
Non-Investment-Grade (High-Yield)                             8.26%
--------------------------------------------------------------------------------
TAXABLE MARKET RETURNS
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                          1.71%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury Index                           0.79%
--------------------------------------------------------------------------------
3-Month Treasury Bill                                         4.37%
--------------------------------------------------------------------------------
10-Year Treasury Note                                        -2.09%
--------------------------------------------------------------------------------

------
2

California High-Yield Municipal - Performance

TOTAL RETURNS AS OF AUGUST 31, 2006
                                     -------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR      5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            3.80%       6.24%      6.72%      6.51%       12/30/86
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                4.08%       6.37%      7.05%      7.71%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(2)        2.81%       4.28%      5.35%      6.17%(1)       --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
  as of 8/31/06(2)      14 of 121    4 of 98    1 of 70    4 of 25(1)      --
  as of 9/30/06(2)      11 of 121    4 of 97    2 of 73    4 of 25(1)      --
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
  No sales charge*        3.54%         --         --       6.27%(3)
  With sales charge*     -1.14%         --         --       4.92%(3)
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
  No sales charge*        2.77%         --         --       5.48%(3)
  With sales charge*     -1.23%         --         --       4.75%(3)
--------------------------------------------------------------------------------
C Class                   2.76%         --         --       5.56%(3)     1/31/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 12/31/86, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Class returns would have been lower if distribution and service fees had not been voluntarily waived from 1/31/03 to 3/10/03, 2/19/03, and 3/4/03 for
    A Class, B Class, and C Class shares, respectively.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
3

California High-Yield Municipal - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
----------------------------------------------------------------------------------------------------
                       1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
----------------------------------------------------------------------------------------------------
Investor Class        10.61%   9.35%   0.26%   6.70%   9.50%   6.07%   3.35%   8.48%   9.65%   3.80%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term Municipal
Bond Index            11.24%  10.51%  -2.14%   7.34%  12.35%   5.62%   2.62%   9.24%  10.52%   4.08%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

California High-Yield Municipal - Portfolio Commentary

PORTFOLIO MANAGER: STEVEN PERMUT

PERFORMANCE SUMMARY

California High-Yield Municipal (Cal High-Yield) returned 3.80%* for the 12 months ended August 31, 2006, its lowest fiscal-year total return since 2003.
The fund's net asset value per share declined as interest rates rose (the fund's yield climbed from 3.94% on August 31, 2005, to 4.03% a year later) but the total return remained positive as the yield offset price declines in the portfolio.

The Lehman Brothers Long-Term Municipal Bond Index returned 4.08%, also its lowest trailing 12-month return since 2003 for periods ended August 31. Both the fund and the index significantly outpaced the 2.81% average return of the fund's
Lipper group (121 primarily investment-grade California municipal debt funds tracked by Lipper Inc.). They also outperformed the Lipper group average for the five-year, 10-year, and since-inception periods ended August 31, 2006.

MUNICIPAL VS. TREASURY MARKET BEHAVIOR

Compared with the Treasury market, the municipal bond market was a relatively favorable area in which to be invested for the 12 months ended August 31, 2006.
Long-term Treasury yields jumped 60-70 basis points during the period, with corresponding bond price declines. By contrast, comparable AAA-rated general obligation municipal bond yields rose considerably less, and even declined slightly at the longest maturities.

Slower supply growth and sustained demand helped drive the municipal market's outperformance. As interest rates rose, municipal issuance and refinancing activity dwindled, limiting the increase in available bonds. Meanwhile investor demand persisted because: 1) municipal credit quality typically improves with economic expansion, 2) long-term municipal yields still compensated investors for taking more maturity risk, unlike in the Treasury market, and 3) the municipal market is typically less volatile than the Treasury market in rising interest rate environments.

PUTTING FUND PERFORMANCE IN FURTHER CONTEXT

Cal High-Yield benefited largely from three factors: 1) the relative stability of the municipal market, 2) outperformance in the high-yield municipal sector

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/06               8/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  18.3 yrs              20.4 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 5.6 yrs               5.9 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.03%
--------------------------------------------------------------------------------
A Class                                                3.61%
--------------------------------------------------------------------------------
B Class                                                3.04%
--------------------------------------------------------------------------------
C Class                                                3.04%
--------------------------------------------------------------------------------
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     5.92%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     6.17%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     6.63%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     6.84%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for combined state and federal income tax.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
5

California High-Yield Municipal - Portfolio Commentary

(which gave the fund an advantage over its largely investment-grade Lipper group), and 3) disciplined management, including thorough credit analysis, careful security selection, and diligent investment monitoring.

Two key features work in the high-yield municipal sector's favor in rising interest rate environments: 1) greater sensitivity to economic growth and improving credit quality than the broader municipal market, and 2) the high yields help cushion against price declines. The resulting investor clamor for high-yield municipals pushed municipal credit spreads (the yield difference between high-yield and investment-grade municipals) to the lowest levels since
1999. High-yield corporate municipal bonds, particularly those issued in the airline and tobacco sectors, performed especially well.

PORTFOLIO STRATEGY & OUTLOOK

We continued to overweight unrated bonds that met our credit quality criteria, and land-secured bonds issued where we believe housing demand is greater than supply. Unrated bonds boosted the fund's yield, while land-secured bonds provide appreciation potential as the economy grows and/or projects are developed and their credit risk diminishes.

We consider these strategies "all-weather." We believe land-secured bonds provide lower long-term volatility than corporate municipal bonds, even as we face a cooling housing market. The portfolio's land-secured bonds are backed by special assessment taxes that don't fluctuate with property values. Corporate municipal bonds, on the other hand, are subject to corporate profit volatility and litigation risk.

HOW THE FUND FITS IN A DIVERSIFIED INVESTMENT STRATEGY

Cal High-Yield is designed to offer high-net-worth California residents high levels of state and federal tax-free current income, capital appreciation potential, and portfolio diversification benefits. The fund is best suited for those accustomed to higher-risk securities and share-price fluctuation.
High-yield municipal bonds typically behave differently than equity, taxable, and investment-grade bond investments under various economic and market scenarios. Diversification does not ensure against loss, however.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/06               2/28/06
--------------------------------------------------------------------------------
AAA                                          44%                   34%
--------------------------------------------------------------------------------
A                                             3%                    1%
--------------------------------------------------------------------------------
BBB                                          13%                   16%
--------------------------------------------------------------------------------
BB                                            1%                    1%
--------------------------------------------------------------------------------
Unrated                                      39%                   48%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Land Based                                                         36%
--------------------------------------------------------------------------------
Prerefunded                                                        17%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                              8%
--------------------------------------------------------------------------------
General Obligation (GO)                                             7%
--------------------------------------------------------------------------------
Certificate of Participation
(COPs)/Leases                                                       5%
--------------------------------------------------------------------------------

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      3/1/06 -        EXPENSE
                        3/1/06          8/31/06          8/31/06        RATIO*
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,023.30         $2.65          0.52%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,022.00         $3.92          0.77%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,018.20         $7.73          1.52%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,018.10         $7.73          1.52%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.58         $2.65          0.52%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,021.32         $3.92          0.77%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,017.54         $7.73          1.52%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.54         $7.73          1.52%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 97.8%

CALIFORNIA -- 94.0%
--------------------------------------------------------------------------------
      $ 1,000,000  ABC Unified School District GO,
                   Series 2000 B, 6.14%, 8/1/21
                   (FGIC)(1)                                       $    519,410
--------------------------------------------------------------------------------
        2,000,000  Alameda Public Financing Auth.
                   Local Agency Rev., Series
                   1996 A, (Community Facilities
                   District No. 1), 7.00%, 8/1/19                     2,063,500
--------------------------------------------------------------------------------
        1,200,000  Anaheim Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   6.00%, 9/1/24 (FSA)                                1,462,512
--------------------------------------------------------------------------------
          830,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/08,
                   Prerefunded at 102% of Par(2)                        873,716
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/08,
                   Prerefunded at 102% of Par(2)                      3,231,270
--------------------------------------------------------------------------------
        2,500,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2003 A, 6.875%, 9/1/27                             2,807,500
--------------------------------------------------------------------------------
        2,875,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2004 D, 5.80%, 9/1/35                              3,039,191
--------------------------------------------------------------------------------
          855,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2005 C, 5.50%, 9/1/29                                888,661
--------------------------------------------------------------------------------
        4,000,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2005 C, 5.50%, 9/1/35                              4,108,000
--------------------------------------------------------------------------------
        3,700,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2006 A, 5.35%, 9/1/36                              3,751,652
--------------------------------------------------------------------------------
        1,190,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.18%, 8/1/21 (FSA)(1)                               618,098
--------------------------------------------------------------------------------
        1,220,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.05%, 8/1/22 (FSA)(1)                               602,692
--------------------------------------------------------------------------------
        1,000,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.06%, 8/1/23 (FSA)(1)                               471,040
--------------------------------------------------------------------------------
        1,505,000  California Educational
                   Facilities Auth. Rev., (Western
                   University Health Sciences),
                   6.00%, 10/1/21                                     1,613,571
--------------------------------------------------------------------------------
        4,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/12 (Ambac)(1)                          3,192,720
--------------------------------------------------------------------------------
        2,500,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.50%, 6/1/22 (FSA)(2)(3)                          2,628,875
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,410,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 B, (Union City Tropics),
                   7.30%, 8/15/35                                  $  4,753,715
--------------------------------------------------------------------------------
        1,905,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2001 B, (Rancho Vallecitos -
                   San Marcos), 6.75%, 11/15/36                       2,043,189
--------------------------------------------------------------------------------
        6,345,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B, (Palomar Estates
                   E&W), 7.00%, 9/15/36(3)                            6,926,837
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                2,192,360
--------------------------------------------------------------------------------
        6,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department of General
                   Services - Butterfield), 5.25%,
                   6/1/30                                             6,346,560
--------------------------------------------------------------------------------
        1,375,000  California State and Local
                   Government Financing Auth.
                   Rev., Series 1997 B, (Marin
                   Valley Mobile Country),
                   7.50%, 10/1/24                                     1,442,251
--------------------------------------------------------------------------------
        2,500,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 6.00%, 7/1/12,
                   Prerefunded at 101% of Par(2)                      2,829,800
--------------------------------------------------------------------------------
        4,630,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 6.00%, 7/1/12,
                   Prerefunded at 101% of Par(2)                      5,240,790
--------------------------------------------------------------------------------
        2,455,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 7.00%, 7/1/12,
                   Prerefunded at 102% of Par(2)                      2,887,055
--------------------------------------------------------------------------------
       10,000,000  California State University Rev.,
                   5.00%, 11/1/30 (MBIA)(3)                          10,559,999
--------------------------------------------------------------------------------
       10,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2006 B,
                   (Kaiser Permanente), 5.25%,
                   3/1/45(3)                                         10,452,599
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. Rev., (Thomas Jefferson
                   School of Law), 7.75%,
                   10/1/11, Prerefunded at
                   101% of Par(2)                                     2,352,000
--------------------------------------------------------------------------------
        2,780,000  California Statewide
                   Communities Development
                   COP, (Sonoma County Indian
                   Health), 6.40%, 9/1/29                             2,930,120
--------------------------------------------------------------------------------
        1,945,000  California Statewide
                   Communities Development
                   COP, (Windward School),
                   6.90%, 9/1/23                                      1,986,954
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,070,000  Capistrano Unified School
                   District No. 90-2 Community
                   Facilities Special Tax Rev.,
                   6.00%, 9/1/13, Prerefunded
                   at 100% of Par(2)                               $  4,646,719
--------------------------------------------------------------------------------
        6,250,000  Capistrano Unified School
                   District No. 90-2 Community
                   Facilities Special Tax Rev.,
                   6.00%, 9/1/33                                      6,617,250
--------------------------------------------------------------------------------
        2,180,000  Capistrano Unified School
                   District No. 98-2 Community
                   Facilities Special Tax Rev.,
                   5.00%, 9/1/23 (FGIC)                               2,317,144
--------------------------------------------------------------------------------
        1,000,000  Carmel Unified School District
                   GO, 5.50%, 8/1/25 (MBIA)                           1,066,160
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.00%, 8/1/23 (MBIA)(1)                              506,368
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.00%, 8/1/24 (MBIA)(1)                              482,632
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.05%, 8/1/25 (MBIA)(1)                              463,252
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.05%, 8/1/26 (MBIA)(1)                              441,150
--------------------------------------------------------------------------------
        1,700,000  Chino Valley Unified School
                   District COP, Series 2001 A,
                   5.375%, 9/1/20 (FSA)                               1,837,122
--------------------------------------------------------------------------------
        2,140,000  Chula Vista Community
                   Facilities District No. 01-1
                   Area A Special Tax Rev.,
                   6.10%, 9/1/10, Prerefunded
                   at 102% of Par(2)                                  2,365,535
--------------------------------------------------------------------------------
        2,175,000  Chula Vista Community
                   Facilities District No. 01-1
                   Area B Special Tax Rev., (San
                   Miguel), 5.45%, 9/1/36                             2,233,834
--------------------------------------------------------------------------------
        3,600,000  Chula Vista Community
                   Facilities District No. 06-1
                   Eastlake Woods Area A
                   Special Tax Rev., 6.20%,
                   9/1/33                                             3,850,092
--------------------------------------------------------------------------------
        3,705,000  Chula Vista Community
                   Facilities District No. 12
                   Special Tax Rev., (McMillin
                   Otay Ranch Area I), 5.25%,
                   9/1/36                                             3,756,944
--------------------------------------------------------------------------------
        2,670,000  Chula Vista Community
                   Facilities District No. 13-I
                   Special Tax Rev., (Otay Ranch
                   Village Seven), 5.35%, 9/1/36                      2,735,442
--------------------------------------------------------------------------------
        7,715,000  Chula Vista Community
                   Facilities District No. 99-1
                   Special Tax Rev., 7.625%,
                   9/1/09, Prerefunded at 102%
                   of Par(2)                                          8,741,557
--------------------------------------------------------------------------------
        2,000,000  City of Lincoln Community
                   Facilities District No. 2003-1
                   Special Tax Rev., 6.00%,
                   9/1/34                                             2,135,320
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,780,000  Clovis Public Financing Auth.
                   Lease Rev., (Corporate Yard),
                   5.375%, 3/1/20 (Ambac)                          $  1,915,494
--------------------------------------------------------------------------------
          520,000  Corcoran COP, 8.75%, 6/1/16
                   (Acquired 4/28/92, Cost
                   $520,000)(4)                                         601,437
--------------------------------------------------------------------------------
        2,000,000  Corona Department of Water
                   & Power COP, 5.00%, 9/1/35
                   (MBIA)                                             2,090,660
--------------------------------------------------------------------------------
        1,150,000  Duarte Unified School District
                   GO, Series 1999 B, 6.08%,
                   11/1/23 (FSA)(1)                                     535,705
--------------------------------------------------------------------------------
        3,650,000  El Dorado County Community
                   Facilities District No. 1992-1
                   Special Tax Rev., 5.60%,
                   9/1/09                                             3,724,679
--------------------------------------------------------------------------------
        2,500,000  El Dorado County Community
                   Facilities District No. 2001-1
                   Special Tax Rev., 6.30%,
                   9/1/31                                             2,683,475
--------------------------------------------------------------------------------
        1,000,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12,
                   Prerefunded at 100% of Par
                   (FGIC)(2)                                          1,098,300
--------------------------------------------------------------------------------
        5,000,000  Fillmore Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2006 A, (Central City
                   Redevelopment), 5.375%,
                   5/1/31                                             5,073,950
--------------------------------------------------------------------------------
        4,225,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.75%, 9/1/09, Prerefunded
                   at 102% of Par(2)                                  4,696,933
--------------------------------------------------------------------------------
        3,785,000  Folsom Public Financing Auth.
                   Rev., Series 1997 A, 6.875%,
                   9/2/19                                             3,872,206
--------------------------------------------------------------------------------
        2,495,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 5.75%, 9/1/14                              2,653,907
--------------------------------------------------------------------------------
        4,250,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 10), 7.00%, 9/1/24                             4,588,938
--------------------------------------------------------------------------------
        6,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 14), 6.30%, 9/1/32                             6,971,055
--------------------------------------------------------------------------------
        3,000,000  Foothill-De Anza Community
                   College District GO, 6.16%,
                   8/1/21 (MBIA)(1)                                   1,558,230
--------------------------------------------------------------------------------
        3,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax Rev.,
                   (Amerige Heights), 6.20%,
                   9/1/32                                             3,190,860
--------------------------------------------------------------------------------
        5,000,000  Fullerton Unified School
                   District Community Facilities
                   District No. 1 Special Tax Rev.,
                   6.375%, 9/1/31                                     5,407,850
--------------------------------------------------------------------------------
        1,600,000  Glendale Electric Works Rev.,
                   5.875%, 2/1/10, Prerefunded
                   at 101% of Par (MBIA)(2)                           1,738,496
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,630,000  Glendale Unified School
                   District GO, Series 1999 C,
                   6.00%, 9/1/22 (FSA)                             $  2,831,616
--------------------------------------------------------------------------------
        3,920,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., Series 2003 A-1, 6.25%,
                   6/1/33                                             4,303,258
--------------------------------------------------------------------------------
        4,930,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., Series 2003 A-1, 6.75%,
                   6/1/39                                             5,566,069
--------------------------------------------------------------------------------
        3,000,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., Series 2005 A, 5.00%,
                   6/1/35 (FGIC)                                      3,126,030
--------------------------------------------------------------------------------
       11,650,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., Series 2005 A, 5.00%,
                   6/1/38 (FGIC)(3)                                  12,113,669
--------------------------------------------------------------------------------
        3,285,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/10,
                   Prerefunded at 102% of Par(2)                      3,785,470
--------------------------------------------------------------------------------
        2,775,000  Hawaiian Gardens
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2006 B,
                   (Redevelopment Project No. 1),
                   5.40%, 12/1/25                                     2,818,124
--------------------------------------------------------------------------------
        2,670,000  Hemet Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 2005-2),
                   5.25%, 9/1/30                                      2,714,990
--------------------------------------------------------------------------------
        2,000,000  Highland Special Tax Rev.,
                   (Community Facilities District
                   No. 01-1), 6.45%, 9/1/28                           2,125,520
--------------------------------------------------------------------------------
        5,000,000  Huntington Beach Union High
                   School District GO, (Election of
                   2004), 5.00%, 8/1/31 (MBIA)(1)                     1,563,650
--------------------------------------------------------------------------------
        5,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (Ambac)                                     5,372,200
--------------------------------------------------------------------------------
          500,000  Independent Cities Lease
                   Finance Auth. Rev., Series
                   2006 B, (San Juan Mobile
                   Estates), 5.55%, 5/15/31                             502,600
--------------------------------------------------------------------------------
        1,150,000  Independent Cities Lease
                   Finance Auth. Rev., Series
                   2006 B, (San Juan Mobile
                   Estates), 5.85%, 5/15/41                           1,167,664
--------------------------------------------------------------------------------
        2,000,000  Indio Redevelopment Agency
                   Tax Allocation Rev., Series
                   2004 B, (Sub-Merged Project
                   Area), 6.50%, 8/15/34                              2,194,180
--------------------------------------------------------------------------------
        5,000,000  Irvine Unified School District
                   Financing Auth. Special Tax
                   Rev., Series 2005 A, 5.00%,
                   9/1/34 (Ambac)                                     5,221,750
--------------------------------------------------------------------------------
        1,000,000  Laguna Salada Union School
                   District GO, Series 2000 C,
                   6.12%, 8/1/29 (FGIC)(1)                              360,660
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,100,000  Lake Elsinore Community
                   Facilities District No. 1 Special
                   Tax Rev., Series 2006 A,
                   (Serenity), 5.35%, 9/1/36                       $  1,122,583
--------------------------------------------------------------------------------
        5,000,000  Lake Elsinore Community
                   Facilities District No. 2 Special
                   Tax Rev., Series 2005 A,
                   (Alberhill Ranch Improvement
                   Area A), 5.45%, 9/1/36                             5,118,750
--------------------------------------------------------------------------------
        1,225,000  Lake Elsinore Community
                   Facilities District No. 3 Special
                   Tax Rev., Series 2005 A,
                   (Rosetta Canyon Improvement
                   Area 1), 5.25%, 9/1/35                             1,241,868
--------------------------------------------------------------------------------
        2,500,000  Lake Elsinore School Financing
                   Auth. Rev., (Horsethief Canyon),
                   5.625%, 9/1/16                                     2,591,875
--------------------------------------------------------------------------------
        1,325,000  Lake Elsinore Special Tax Rev.,
                   Series 2006 A, (Community
                   Facilities District No. 2003-2),
                   5.15%, 9/1/36(5)                                   1,325,716
--------------------------------------------------------------------------------
        1,245,000  Lake Elsinore Unified School
                   District Community Facilities
                   District No.1 Special Tax Rev.,
                   (Improvement Area A), 5.40%,
                   9/1/35                                             1,271,195
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Community
                   Facilities District No. 3 Special
                   Tax Rev., (Cascades Business
                   Park and Golf Course), 6.40%,
                   9/1/22                                             2,069,360
--------------------------------------------------------------------------------
       11,000,000  Los Angeles Community
                   Redevelopment Agency Auth.
                   Lease Rev., (Vermont
                   Manchester Social Services),
                   5.00%, 9/1/37 (Ambac)                             11,434,719
--------------------------------------------------------------------------------
        1,500,000  Los Angeles Unified School
                   District GO, Series 2003 A,
                   5.00%, 1/1/28 (MBIA)                               1,576,920
--------------------------------------------------------------------------------
        5,455,000  Manteca Unified School
                   District GO, (Election of 2004),
                   4.92%, 8/1/30 (MBIA)(1)                            1,783,240
--------------------------------------------------------------------------------
        7,225,000  Menlo Park Community
                   Development Agency
                   Multifamily Rev., (Las Pulgas),
                   5.55%, 6/1/10, Prerefunded
                   at 102% of Par (Ambac)(2)                          7,880,597
--------------------------------------------------------------------------------
        2,105,000  Milpitas Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1996 A, (Local
                   Improvement District 18),
                   6.75%, 9/2/16                                      2,174,233
--------------------------------------------------------------------------------
        4,000,000  Moreno Valley Unified School
                   District Special Tax Rev.,
                   (Community Facilities District
                   No. 2002-1), 6.20%, 9/1/32                         4,314,120
--------------------------------------------------------------------------------
        4,100,000  Murrieta Community Facilities
                   District No. 2000-1 Special
                   Tax Rev., (Greer Ranch),
                   6.375%, 9/1/30                                     4,419,267
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,920,000  Murrieta Community Facilities
                   District No. 2000-2 Special
                   Tax Rev., Series 2004 A, (The
                   Oaks Improvement Area),
                   6.00%, 9/1/34                                   $  2,044,685
--------------------------------------------------------------------------------
        1,810,000  Murrieta Community Facilities
                   District No. 2003-3 Special
                   Tax Rev., (Creekside Village
                   Improvement Area No. 1),
                   5.20%, 9/1/35                                      1,825,295
--------------------------------------------------------------------------------
        3,500,000  Oceanside Community
                   Development Commission Tax
                   Allocation Rev., (Downtown
                   Redevelopment), 5.70%,
                   9/1/25                                             3,724,105
--------------------------------------------------------------------------------
        2,980,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No.
                   2001-1 Morrow Hills
                   Development), 6.20%, 9/1/32                        3,196,110
--------------------------------------------------------------------------------
        1,000,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., Series 2004 A, (No.
                   2001-1 Morrow Hills
                   Development), 5.50%, 9/1/29                        1,036,310
--------------------------------------------------------------------------------
        2,000,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.50%,
                   8/15/09, Prerefunded at
                   102% of Par(2)                                     2,205,820
--------------------------------------------------------------------------------
        2,200,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.70%,
                   8/15/09, Prerefunded at
                   102% of Par(2)                                     2,438,656
--------------------------------------------------------------------------------
        4,590,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2000 A, (No. 01-1
                   Ladera Ranch), 6.25%,
                   8/15/08, Prerefunded at
                   100% of Par(2)                                     4,832,260
--------------------------------------------------------------------------------
        2,400,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No. 01-1
                   Ladera Ranch), 6.00%,
                   8/15/10, Prerefunded at
                   101% of Par(2)                                     2,643,048
--------------------------------------------------------------------------------
        2,300,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 5.20%,
                   8/15/34                                            2,336,823
--------------------------------------------------------------------------------
        3,000,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/30
                   (MBIA)                                             3,535,080
--------------------------------------------------------------------------------
        1,150,000  Pacifica COP, (Public Safety
                   Building), 5.80%, 11/1/20
                   (MBIA)                                             1,244,369
--------------------------------------------------------------------------------
       10,000,000  Palmdale Water District COP,
                   5.00%, 10/1/34 (FGIC)(3)                          10,404,099
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,630,000  Palomar Pomerado Health
                   Care District COP, (Indian
                   Health Council Inc.), 6.25%,
                   10/1/29                                         $  2,754,425
--------------------------------------------------------------------------------
        3,000,000  Perris Public Financing Auth.
                   Special Tax Rev., Series
                   2004 A, 6.125%, 9/1/34                             3,252,420
--------------------------------------------------------------------------------
        1,450,000  Perris Public Financing Auth.
                   Tax Allocation Rev., 5.35%,
                   10/1/36                                            1,470,344
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 9/1/24 (FGIC)(1)                              447,450
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 3/1/25 (FGIC)(1)                              435,350
--------------------------------------------------------------------------------
        2,900,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/25
                   (Ambac)(1)                                         1,231,340
--------------------------------------------------------------------------------
        1,750,000  Placer County Water Agency
                   Rev., (Capital Improvement),
                   5.50%, 7/1/09, Prerefunded
                   at 101% of Par (Ambac)(2)                          1,863,558
--------------------------------------------------------------------------------
        2,640,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.20%, 8/1/16 (FGIC)(1)                            1,763,230
--------------------------------------------------------------------------------
        1,600,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.28%, 8/1/18 (FGIC)(1)                              965,952
--------------------------------------------------------------------------------
        2,925,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.35%, 8/1/21 (FGIC)(1)                            1,519,274
--------------------------------------------------------------------------------
        2,100,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.37%, 8/1/22 (FGIC)(1)                            1,037,421
--------------------------------------------------------------------------------
        3,525,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.39%, 8/1/23 (FGIC)(1)                            1,660,416
--------------------------------------------------------------------------------
        1,000,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.40%, 8/1/24 (FGIC)(1)                              449,120
--------------------------------------------------------------------------------
        4,835,000  Pleasant Valley School District-
                   Ventura County GO, Series
                   2002 A, 5.85%, 8/1/31 (MBIA)                       5,870,275
--------------------------------------------------------------------------------
        1,700,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 6-4),
                   5.125%, 9/1/35                                     1,717,085
--------------------------------------------------------------------------------
        2,000,000  Rancho Cordova Community
                   Facilities District No. 2003-1
                   Special Tax Rev., (Sunridge
                   Anatolia), 5.50%, 9/1/37                           2,052,080
--------------------------------------------------------------------------------
        2,400,000  Rancho Cucamonga
                   Community Facilities District
                   No. 2004-01 Special Tax Rev.,
                   (Rancho Etiwanda Estates),
                   5.375%, 9/1/36                                     2,444,616
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,815,000  Redondo Beach Public
                   Financing Auth. Rev., (South
                   Bay Center Redevelopment),
                   7.125%, 7/1/08                                  $  1,854,494
--------------------------------------------------------------------------------
        1,485,000  Rialto Community Facilities
                   District No. 2006-1 Special
                   Tax Rev., (Elm Park), 5.35%,
                   9/1/36                                             1,521,397
--------------------------------------------------------------------------------
        1,000,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.25%, 5/15/13                             1,014,490
--------------------------------------------------------------------------------
        1,700,000  Richmond Wastewater Rev.,
                   6.18%, 8/1/23 (FGIC)(1)                              800,768
--------------------------------------------------------------------------------
        2,905,000  Richmond Wastewater Rev.,
                   6.20%, 8/1/26 (FGIC)(1)                            1,182,538
--------------------------------------------------------------------------------
        2,365,000  Riverside County COP, 5.75%,
                   11/1/31 (MBIA)                                     2,601,878
--------------------------------------------------------------------------------
        2,040,000  Riverside County Improvement
                   Bond Act 1915 Special
                   Assessment, (District No. 168 -
                   Rivercrest), 6.70%, 9/2/26                         2,179,434
--------------------------------------------------------------------------------
        3,000,000  Riverside County Public
                   Financing Auth. Tax Allocation
                   Rev., Series 2005 A,
                   (Redevelopment), 5.00%,
                   10/1/35 (XLCA)                                     3,120,930
--------------------------------------------------------------------------------
        2,000,000  Riverside Unified School
                   District Special Tax Rev.,
                   (Community Facilities District
                   No. 13, Improvement Area 1),
                   5.375%, 9/1/34                                     2,050,180
--------------------------------------------------------------------------------
        4,765,000  Riverside Unified School
                   District Special Tax Rev.,
                   Series 2000 A, (Community
                   Facilities District No. 7),
                   7.00%, 5/31/30                                     5,227,682
--------------------------------------------------------------------------------
        1,000,000  Riverside Unified School
                   District Special Tax Rev.,
                   Series 2005 A, (Community
                   Facilities District No. 15,
                   Improvement Area 2), 5.25%,
                   9/1/30                                             1,016,850
--------------------------------------------------------------------------------
        4,315,000  Rohnert Park Finance Auth.
                   Rev., Series 2001 A, (Las
                   Casitas de Sonoma), 6.40%,
                   4/15/36                                            4,632,713
--------------------------------------------------------------------------------
        5,000,000  Romoland School District
                   Special Tax Rev., (Community
                   Facilities District No. 1,
                   Improvement Area 1), 5.40%,
                   9/1/36                                             5,112,600
--------------------------------------------------------------------------------
        3,250,000  Roseville Special Tax Rev.,
                   (Fiddyment Ranch Community
                   Facilities District No. 1),
                   5.25%, 9/1/36                                      3,291,633
--------------------------------------------------------------------------------
        1,600,000  Roseville Special Tax Rev.,
                   (Westpark Community
                   Facilities District No. 1, Public
                   Facilities), 5.25%, 9/1/37                         1,633,072
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   635,000  Sacramento County Special
                   Tax Rev., (Community
                   Facilities District No. 1),
                   5.60%, 9/1/07                                   $    641,972
--------------------------------------------------------------------------------
          645,000  Sacramento County Special
                   Tax Rev., (Community
                   Facilities District No. 1),
                   5.70%, 9/1/08                                        659,338
--------------------------------------------------------------------------------
        1,500,000  Sacramento County Special
                   Tax Rev., (Community
                   Facilities District No. 1),
                   6.30%, 9/1/21                                      1,544,655
--------------------------------------------------------------------------------
        4,000,000  Sacramento Municipal Utilities
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (Ambac)                                            4,563,960
--------------------------------------------------------------------------------
        4,000,000  Sacramento Special Tax Rev.,
                   (North Natomas Community
                   Facilities), 6.30%, 9/1/26                         4,221,000
--------------------------------------------------------------------------------
        1,975,000  San Buenaventura COP,
                   (Wastewater Revenue),
                   5.00%, 3/1/29 (MBIA)                               2,059,609
--------------------------------------------------------------------------------
        3,765,000  San Diego District No. 97-1
                   Special Assessment,
                   (4-S Ranch), 6.25%, 9/2/12                         3,915,073
--------------------------------------------------------------------------------
        1,250,000  San Francisco City and County
                   Redevelopment Agency Lease
                   Rev., (George R. Moscone),
                   7.05%, 7/1/13(1)                                     941,563
--------------------------------------------------------------------------------
        1,500,000  San Marcos Public Facilities
                   Auth. Special Tax Rev.,
                   (Area 3-A), 5.00%, 10/1/10,
                   Prerefunded at 102% of Par
                   (Ambac)(2)                                         1,613,595
--------------------------------------------------------------------------------
        2,790,000  San Marcos Public Facilities
                   Auth. Special Tax Rev., Series
                   2004 A, 5.45%, 9/1/24                              2,869,682
--------------------------------------------------------------------------------
        5,000,000  San Marcos Public Facilities
                   Auth. Special Tax Rev., Series
                   2004 A, 5.00%, 9/1/34 (FGIC)                       5,190,900
--------------------------------------------------------------------------------
        3,005,000  Santa Barbara County Rev.,
                   5.50%, 9/1/22 (Ambac)                              3,285,036
--------------------------------------------------------------------------------
        2,875,000  Santa Monica Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2006 A, (Earthquake
                   Recovery Redevelopment),
                   5.00%, 7/1/28 (FGIC)                               3,033,643
--------------------------------------------------------------------------------
        2,000,000  Saugus Union School District
                   Special Tax Rev., (Community
                   Facilities District No. 2005-1),
                   5.30%, 9/1/36                                      2,037,980
--------------------------------------------------------------------------------
        7,755,000  Shasta Lake Public Finance
                   Auth. Rev., (Electrical
                   Enterprise), 6.25%, 4/1/13,
                   Prerefunded at 102% of Par(2)                      9,049,929
--------------------------------------------------------------------------------
        2,160,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                             2,361,247
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   500,000  Southern California Public
                   Power Auth. Rev., 6.75%,
                   7/1/10 (FSA)                                    $    556,175
--------------------------------------------------------------------------------
        2,400,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%,
                   7/1/14 (MBIA)(1)                                   1,766,616
--------------------------------------------------------------------------------
        1,250,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%,
                   7/1/15 (MBIA)(1)                                     878,713
--------------------------------------------------------------------------------
        1,200,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/11, Prerefunded at 101%
                   of Par (Ambac)(2)                                  1,324,632
--------------------------------------------------------------------------------
        4,195,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   (Spanos Park West
                   No. 2001-1), 6.375%, 9/1/12,
                   Prerefunded at 102% of Par(2)                      4,836,164
--------------------------------------------------------------------------------
        5,000,000  Sunnyvale Special Tax Rev.,
                   (Community Facilities District
                   No. 1), 7.75%, 8/1/32                              5,461,750
--------------------------------------------------------------------------------
        2,690,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/22 (FGIC)(1)                            1,328,887
--------------------------------------------------------------------------------
        2,220,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/23 (FGIC)(1)                            1,045,709
--------------------------------------------------------------------------------
        2,000,000  Tustin Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 97-1),
                   6.375%, 9/1/08, Prerefunded
                   at 102% of Par(2)                                  2,151,700
--------------------------------------------------------------------------------
        1,500,000  University of California Rev.,
                   Series 2003 A, 5.00%,
                   5/15/23 (Ambac)                                    1,581,870
--------------------------------------------------------------------------------
        2,500,000  Val Verde Unified School
                   District Special Tax Rev.,
                   5.40%, 9/1/30                                      2,591,325
--------------------------------------------------------------------------------
        2,600,000  Val Verde Unified School
                   District Special Tax Rev.,
                   5.45%, 9/1/36                                      2,690,298
--------------------------------------------------------------------------------
        2,500,000  West Basin Municipal Water
                   District COP, Series 2003 A,
                   5.00%, 8/1/30 (MBIA)                               2,604,425
--------------------------------------------------------------------------------
        1,740,000  West Sacramento Special Tax
                   Rev., 5.30%, 9/1/35                                1,773,043
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.20%,
                   9/1/09, Prerefunded at 102%
                   of Par(2)                                       $  1,085,130
--------------------------------------------------------------------------------
        3,235,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.75%,
                   9/1/09, Prerefunded at 102%
                   of Par(2)                                          3,560,182
--------------------------------------------------------------------------------
        2,080,000  Westlands Water District COP,
                   Series 2005 A, 5.00%, 9/1/25
                   (MBIA)                                             2,183,501
--------------------------------------------------------------------------------
        2,270,000  Yuba City Redevelopment
                   Agency Tax Allocation Rev.,
                   5.70%, 9/1/24                                      2,399,912
--------------------------------------------------------------------------------
        2,000,000  Yuba City Redevelopment
                   Agency Tax Allocation Rev.,
                   6.00%, 9/1/31                                      2,135,300
--------------------------------------------------------------------------------
        2,895,000  Yuba City Unified School
                   District GO, 6.05%, 9/1/24
                   (FGIC)(1)                                          1,294,905
--------------------------------------------------------------------------------
        1,500,000  Yuba City Unified School
                   District GO, 6.05%, 3/1/25
                   (FGIC)(1)                                            652,560
--------------------------------------------------------------------------------
                                                                    497,040,880
--------------------------------------------------------------------------------
PUERTO RICO -- 3.8%
--------------------------------------------------------------------------------
          500,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.85%, 10/3/06 (Acquired
                   8/23/06, Cost $499,865)(4)                           499,915
--------------------------------------------------------------------------------
       12,000,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.87%, 10/6/06 (Acquired
                   1/24/06, Cost $12,000,000)(4)                     11,997,839
--------------------------------------------------------------------------------
        1,000,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.90%, 11/1/06 (Acquired
                   8/25/06, Cost $1,000,000)(4)                       1,000,000
--------------------------------------------------------------------------------
        3,569,000  Government Development
                   Bank of Puerto Rico Rev.,
                   4.00%, 11/10/06 (Acquired
                   8/11/06, Cost $3,569,000)(4)                       3,568,179
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   GO, Series 2006 A, 5.25%,
                   7/1/30                                             3,185,580
--------------------------------------------------------------------------------
                                                                     20,251,513
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $486,131,277)                                                 517,292,393
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
14

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.6%

CALIFORNIA -- 0.6%
--------------------------------------------------------------------------------
      $ 2,465,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   3.48%, 9/1/06 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                             $  2,465,000
--------------------------------------------------------------------------------
          600,000  California GO, Series 2004-3A,
                   (Daily Kindergarten University),
                   VRDN, 3.43%, 9/1/06 (LOC:
                   Citibank N.A., California State
                   Teacher's Retirement)                                600,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $3,065,000)                                                     3,065,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(6)

         $ 14,000  Federated California Municipal
                   Cash Trust
(Cost $14,000)                                                     $     14,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.4%
(Cost $489,210,277)                                                 520,371,393
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.6%                                  8,652,737
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $529,024,130
================================================================================

FUTURES CONTRACTS

                              Expiration        Underlying Face      Unrealized
    Contracts Purchased          Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
    187  U.S. Treasury
         2-Year Notes        December 2006        $38,212,281           $55,095
                                               =================================

                              Expiration        Underlying Face      Unrealized
      Contracts Sold             Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
    103  U.S. Treasury
         10-Year Notes       December 2006        $11,059,625          $(46,904)
                                               =================================

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.

XLCA = XL Capital Ltd.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contracts.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006, was
    $17,667,370, which represented 3.3% of total net assets.

(5) When-issued security.

(6) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
15

Statement of Assets and Liabilities

AUGUST 31, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $489,210,277)             $520,371,393
-----------------------------------------------------------
Cash                                                                    702,145
-----------------------------------------------------------
Receivable for capital shares sold                                      379,639
-----------------------------------------------------------
Receivable for variation margin on futures contracts                     10,922
-----------------------------------------------------------
Interest receivable                                                   9,744,183
--------------------------------------------------------------------------------
                                                                    531,208,282
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     1,325,000
-----------------------------------------------------------
Accrued management fees                                                 227,581
-----------------------------------------------------------
Distribution fees payable                                                19,510
-----------------------------------------------------------
Service fees (and distribution fees -- A Class) payable                  25,276
-----------------------------------------------------------
Dividends payable                                                       586,785
--------------------------------------------------------------------------------
                                                                      2,184,152
--------------------------------------------------------------------------------

NET ASSETS                                                         $529,024,130
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $500,706,302
-----------------------------------------------------------
Accumulated net realized loss on investment transactions             (2,851,479)
-----------------------------------------------------------
Net unrealized appreciation on investments                           31,169,307
--------------------------------------------------------------------------------
                                                                   $529,024,130
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                         $406,063,374
-----------------------------------------------------------
Shares outstanding                                                   39,626,581
-----------------------------------------------------------
Net asset value per share                                                $10.25
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                          $90,421,305
-----------------------------------------------------------
Shares outstanding                                                    8,823,955
-----------------------------------------------------------
Net asset value per share                                                $10.25
-----------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)                $10.73
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                           $1,263,135
-----------------------------------------------------------
Shares outstanding                                                      123,267
-----------------------------------------------------------
Net asset value per share                                                $10.25
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                          $31,276,316
-----------------------------------------------------------
Shares outstanding                                                    3,052,167
-----------------------------------------------------------
Net asset value per share                                                $10.25
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
16

Statement of Operations

YEAR ENDED AUGUST 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------
Interest                                                            $25,300,922
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------
Management fees                                                       2,453,270
-----------------------------------------------------------
Distribution fees:
-----------------------------------------------------------
  B Class                                                                 9,153
-----------------------------------------------------------
  C Class                                                               166,568
-----------------------------------------------------------
Service fees:
-----------------------------------------------------------
  B Class                                                                 3,051
-----------------------------------------------------------
  C Class                                                                55,523
-----------------------------------------------------------
Distribution and service fees -- A Class                                163,802
-----------------------------------------------------------
Trustees' fees and expenses                                              22,521
-----------------------------------------------------------
Other expenses                                                              977
--------------------------------------------------------------------------------
                                                                      2,874,865
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                         22,426,057
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-----------------------------------------------------------
Investment transactions                                                (415,600)
-----------------------------------------------------------
Futures transactions                                                   (528,438)
--------------------------------------------------------------------------------
                                                                       (944,038)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED  APPRECIATION (DEPRECIATION) ON:
-----------------------------------------------------------
Investments                                                          (3,163,172)
-----------------------------------------------------------
Futures                                                                   8,191
--------------------------------------------------------------------------------
                                                                     (3,154,981)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              (4,099,019)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                           $18,327,038
================================================================================

See Notes to Financial Statements.

------
17

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2006 AND AUGUST 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2006            2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                       $ 22,426,057    $ 18,882,595
------------------------------------------------
Net realized gain (loss)                               (944,038)      1,770,165
------------------------------------------------
Change in net unrealized
appreciation (depreciation)                          (3,154,981)     14,556,017
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            18,327,038      35,208,777
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------------
  Investor Class                                    (18,559,723)    (17,425,141)
------------------------------------------------
  A Class                                            (2,980,323)       (983,796)
------------------------------------------------
  B Class                                               (46,349)        (39,343)
------------------------------------------------
  C Class                                              (839,662)       (434,315)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (22,426,057)    (18,882,595)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      97,324,569      67,256,969
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                93,225,550      83,583,151

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 435,798,580     352,215,429
--------------------------------------------------------------------------------
End of period                                      $529,024,130    $435,798,580
================================================================================

See Notes to Financial Statements.

------
18

Notes to Financial Statements

AUGUST 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California High-Yield Municipal Fund
(the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek high current income that is exempt from federal and California income taxes. The fund pursues this objective by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

                                                                    (continued)

------
19

Notes to Financial Statements

AUGUST 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.
Use of Estimates -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1925% to 0.3100% and the rates for the Complex Fee range from
0.2500% to 0.3100%. For the year ended August 31, 2006, the effective annual management fee for the Investor Class, A Class, B Class and C Class was 0.52%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                                     B & C
--------------------------------------------------------------------------------
Distribution Fee                                                     0.75%
--------------------------------------------------------------------------------
Service Fee                                                          0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the year ended
August 31, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                    (continued)

------
20

Notes to Financial Statements

AUGUST 31, 2006

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended August 31, 2006, were $182,791,077 and $111,694,236, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                        SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2006
-----------------------------------------------
Sold                                                  6,289,033    $ 64,031,626
-----------------------------------------------
Issued in reinvestment of distributions               1,331,569      13,540,526
-----------------------------------------------
Redeemed                                             (4,436,367)    (45,131,273)
--------------------------------------------------------------------------------
Net increase (decrease)                               3,184,235    $ 32,440,879
================================================================================
YEAR ENDED AUGUST 31, 2005
-----------------------------------------------
Sold                                                  5,223,497    $ 52,921,371
-----------------------------------------------
Issued in reinvestment of distributions               1,274,569      12,921,094
-----------------------------------------------
Redeemed                                             (3,522,582)    (35,580,703)
--------------------------------------------------------------------------------
Net increase (decrease)                               2,975,484    $ 30,261,762
================================================================================
A CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2006
-----------------------------------------------
Sold                                                  6,445,448    $ 65,600,146
-----------------------------------------------
Issued in reinvestment of distributions                 214,323       2,178,624
-----------------------------------------------
Redeemed                                             (1,659,077)    (16,887,862)
--------------------------------------------------------------------------------
Net increase (decrease)                               5,000,694    $ 50,890,908
================================================================================
YEAR ENDED AUGUST 31, 2005
-----------------------------------------------
Sold                                                  3,047,060     $31,021,215
-----------------------------------------------
Issued in reinvestment of distributions                  67,666         689,449
-----------------------------------------------
Redeemed                                               (449,123)     (4,554,585)
--------------------------------------------------------------------------------
Net increase (decrease)                               2,665,603     $27,156,079
================================================================================
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2006
-----------------------------------------------
Sold                                                     19,771       $ 201,349
-----------------------------------------------
Issued in reinvestment of distributions                   2,102          21,376
-----------------------------------------------
Redeemed                                                (10,418)       (105,427)
--------------------------------------------------------------------------------
Net increase (decrease)                                  11,455       $ 117,298
================================================================================
YEAR ENDED AUGUST 31, 2005
-----------------------------------------------
Sold                                                     33,039       $ 333,373
-----------------------------------------------
Issued in reinvestment of distributions                   1,834          18,630
-----------------------------------------------
Redeemed                                                (10,246)       (103,264)
--------------------------------------------------------------------------------
Net increase (decrease)                                  24,627       $ 248,739
================================================================================

                                                                    (continued)

------
21

Notes to Financial Statements

AUGUST 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                        SHARES        AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2006
-----------------------------------------------
Sold                                                  1,813,898     $18,456,678
-----------------------------------------------
Issued in reinvestment of distributions                  34,808         353,889
-----------------------------------------------
Redeemed                                               (485,633)     (4,935,083)
--------------------------------------------------------------------------------
Net increase (decrease)                               1,363,073     $13,875,484
================================================================================
YEAR ENDED AUGUST 31, 2005
-----------------------------------------------
Sold                                                  1,094,937     $11,131,724
-----------------------------------------------
Issued in reinvestment of distributions                  18,991         193,083
-----------------------------------------------
Redeemed                                               (171,473)     (1,734,418)
--------------------------------------------------------------------------------
Net increase (decrease)                                 942,455     $ 9,590,389
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc., has a $500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended August 31, 2006.

6. RISK FACTORS

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                       2006             2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Exempt income                                       $22,426,057     $18,882,595
--------------------------------------------------------------------------------
Long-term capital gains                                      --              --
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------
22

Notes to Financial Statements

AUGUST 31, 2006

7. FEDERAL TAX INFORMATION (CONTINUED)

As of August 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $489,210,277
================================================================================
Gross tax appreciation of investments                               $31,175,985
-----------------------------------------------------------
Gross tax depreciation of investments                                   (14,869)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                  $31,161,116
================================================================================
Accumulated capital losses                                            $(994,256)
-----------------------------------------------------------
Capital loss deferral                                               $(1,849,032)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009.

The capital loss deferrals represent net capital losses incurred in the ten-month period ended August 31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board issued Interpretation No.
48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB
Statement No. 109" (the Interpretation). The Interpretation establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The
Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has recently begun to evaluate the application of the Interpretation to the fund, and is not in a position at this time to estimate the significance of its impact, if any, on the fund's financial statements.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $22,309,537 of exempt interest distributions for the fiscal year ended August 31, 2006.

------
23

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.36      $9.93      $9.65      $9.84      $9.79
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)                0.49       0.51       0.52       0.52       0.52
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.11)      0.43       0.28      (0.19)      0.05
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.38       0.94       0.80       0.33       0.57
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.49)     (0.51)     (0.52)     (0.52)     (0.52)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.25     $10.36      $9.93      $9.65      $9.84
================================================================================
  TOTAL RETURN(1)              3.80%      9.65%      8.48%      3.35%      6.07%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.52%      0.52%      0.53%      0.54%      0.54%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             4.80%      4.99%      5.30%      5.24%      5.37%
-------------------------
Portfolio Turnover Rate          25%        13%        19%        30%        32%
-------------------------
Net Assets, End of Period
(in thousands)              $406,063   $377,534   $332,434   $334,032   $373,061
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
24

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        A CLASS
--------------------------------------------------------------------------------
                                         2006       2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $10.36      $9.93      $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)            0.46       0.48       0.50       0.29
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 (0.11)      0.43       0.28      (0.14)
--------------------------------------------------------------------------------
  Total From
  Investment Operations                   0.35       0.91       0.78       0.15
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.46)     (0.48)     (0.50)     (0.29)
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.25     $10.36      $9.93      $9.65
================================================================================
  TOTAL RETURN(2)                         3.54%      9.38%      8.21%      1.48%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                        0.77%      0.77%      0.78%   0.78%(3)
------------------------------------
Ratio of Net Investment
Income (Loss) to Average Net Assets       4.55%      4.74%      5.05%   5.04%(3)
------------------------------------
Portfolio Turnover Rate                     25%        13%        19%     30%(4)
------------------------------------
Net Assets, End of Period
(in thousands)                          $90,421    $39,608    $11,499     $1,286
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
25

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        B CLASS
--------------------------------------------------------------------------------
                                         2006       2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $10.36      $9.93      $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)            0.39       0.40       0.42       0.25
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 (0.11)      0.43       0.28      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations        0.28       0.83       0.70       0.11
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.39)     (0.40)     (0.42)     (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.25     $10.36      $9.93      $9.65
================================================================================
  TOTAL RETURN(2)                         2.77%      8.57%      7.40%      1.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average  Net Assets                       1.52%      1.52%      1.53%   1.53%(3)
------------------------------------
Ratio of Net Investment
Income (Loss) to Average Net Assets       3.80%      3.99%      4.30%   4.43%(3)
------------------------------------
Portfolio Turnover Rate                     25%        13%        19%     30%(4)
------------------------------------
Net Assets, End of Period
(in thousands)                           $1,263     $1,158       $866       $352
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
26

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                         2006       2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $10.36      $9.93      $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)            0.39       0.40       0.43       0.26
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 (0.11)      0.43       0.28      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations        0.28       0.83       0.71       0.12
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income             (0.39)     (0.40)     (0.43)     (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.25     $10.36      $9.93      $9.65
================================================================================
  TOTAL RETURN(2)                         2.76%      8.56%      7.49%      1.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                        1.52%      1.52%      1.48%   1.28%(3)
------------------------------------
Ratio of Net Investment
Income (Loss) to Average Net Assets       3.80%      3.99%      4.35%   4.59%(3)
------------------------------------
Portfolio Turnover Rate                     25%        13%        19%     30%(4)
------------------------------------
Net Assets, End of Period
(in thousands)                          $31,276    $17,499     $7,416     $2,681
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2003.

------
27

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds
and Shareholders of the California High-Yield Municipal Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California High-Yield Municipal
Fund (one of the five funds in the American Century California Tax-Free and
Municipal Funds, hereafter referred to as the "Fund") at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers
LLP Kansas City, Missouri
October 12, 2006

------
28

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management,
Inc. (ACIM); the fund's principal underwriter, American Century Investment
Services, Inc. (ACIS); and the fund's transfer agent, American Century Services,
LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
29

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chief Executive Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries;
President, ACIM, ACGIM and other ACC subsidiaries; Executive Vice President,
ACS; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
30

Management

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present). Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (1997 to September 2006
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

------
31

Approval of Management Agreement for California High-Yield Municipal

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning California High-Yield Municipal (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

                                                                    (continued)

------
32

Approval of Management Agreement for California High-Yield Municipal

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor.

                                                                    (continued)

------
33

Approval of Management Agreement for California High-Yield Municipal

If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both the one and three year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure,

                                                                    (continued)

------
34

Approval of Management Agreement for California High-Yield Municipal

fee breakpoints as the fund complex and the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders.

                                                                    (continued)

------
35

Approval of Management Agreement for California High-Yield Municipal

The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The
Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
36

Share Class Information

Four classes of shares are authorized for sale by the fund: Investor Class, A
Class, B Class, and C Class. The total expense ratios of A Class, B Class, and C
Class shares are higher than that of Investor Class shares. The fund is available for purchase only through financial intermediaries by investors who seek advice from them. The fund is closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

A CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A
Class shares also are subject to a 0.25% annual Rule 12b-1 distribution and service fee.

B CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from
5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor
Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
37

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
38

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that are investment-grade and have maturities between two and four years.

The LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS NON-INVESTMENT-GRADE MUNICIPAL BOND INDEX is composed of non-investment-grade U.S. municipal securities with a remaining maturity of one year or more.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------
39

Notes

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40

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

Investments are service marks  of American Century Proprietary Holdings, Inc.
American Century Investment Services, Inc., Distributor

0610
SH-ANN-51538N
©2006 American Century Proprietary Holdings, Inc. All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.   The registrant has adopted a Code of Ethics for Senior  Financial  Officers that applies to the registrant's  principal  executive  officer,  principal financial officer,  principal  accounting  officer,  and persons performing similar functions.

b.   No response required.

c.   None.

d.   None.

e.   Not applicable.

f.   The registrant's Code of Ethics for Senior Financial  Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation  Portfolios,  Inc.'s
     Annual Certified  Shareholder Report on Form N-CSR, File No. 811-21591,  on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant's  board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   Jeanne D. Wohlers and Ronald J. Gilson are the registrant's  designated audit committee financial experts. They are "independent" as defined in
         Item 3 of Form N-CSR.

(a)(3)   Not applicable.

(b)      No response required.

(c)      No response required.

(d)      No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

         FY 2005:  $75,604
         FY 2006:  $88,961

(b)      Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(c)      Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2005:  $12,286
         FY 2006:  $13,268

         These  services  included  review of federal and state income tax forms and federal excise tax forms.

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(d)      All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(e)(1)   In accordance  with paragraph  (c)(7)(i)(A)  of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit  services,  the engagement is approved by the registrant's audit  committee.  Pursuant  to  paragraph  (c)(7)(ii)  of Rule 2-01 of
         Regulation S-X, the registrant's  audit committee also pre-approves its accountant's  engagements for non-audit  services with the registrant's investment adviser,  its parent company,  and any entity controlled by, or under common  control  with the  investment  adviser  that  provides ongoing services to the registrant,  if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services  described in each of  paragraphs  (b) through (d) of this
         Item were pre-approved  before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)      The  percentage  of  hours  expended  on  the  principal   accountant's
         engagement to audit the registrant's  financial statements for the most recent fiscal year that were  attributed  to work  performed by persons other than the principal  accountant's  full-time,  permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's  accountant for services  rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the  registrant  for  each  of the  last  two  fiscal  years  of the registrant were as follows:

         FY 2005:  $197,286
         FY 2006:  $254,351

(h)      The  registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that  were rendered by the registrant's  accountant to the registrant's investment adviser,  its parent  company,  and any entity  controlled by, or under common  control with the investment  adviser that provides  services to the  registrant,  which  services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of  Regulation  S-X. The notification  provided to the  registrant's  audit  committee  included sufficient  details  regarding such services to allow the  registrant's
         audit  committee  to  consider  the  continuing   independence  of  its
         principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure  required by Item 2 of Form N-CSR,  was filed as Exhibit 12(a)(1) to American  Century Asset  Allocation  Portfolios,
         Inc.'s Certified  Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:      /s/  William M. Lyons
         ------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    October 30, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940,  this report has been signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         ------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    October 30, 2006

By:      /s/  Robert J. Leach
         ------------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    October 30, 2006